Schedule of Investments (unaudited)
April 30, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.6%
ANZ Group Holdings Ltd.	784,684	$15,004,928
APA Group	339,236	1,785,051
Aristocrat Leisure Ltd.	154,529	6,599,787
ASX Ltd.	54,263	2,457,133
BHP Group Ltd.	1,336,790	31,860,587
BlueScope Steel Ltd.	118,823	1,819,948
Brambles Ltd.	376,905	4,953,156
CAR Group Ltd.	100,232	2,139,382
Cochlear Ltd.	18,889	3,308,042
Coles Group Ltd.	344,321	4,675,812
Commonwealth Bank of Australia	435,563	46,426,264
Computershare Ltd.	160,527	4,194,796
CSL Ltd.	130,036	20,872,460
Fortescue Ltd.	437,518	4,518,549
Goodman Group	523,448	10,020,802
GPT Group (The)	635,145	1,882,794
Insurance Australia Group Ltd.	571,508	3,001,828
James Hardie Industries PLC(a)(b)	117,981	2,769,273
Lottery Corp. Ltd. (The)	533,435	1,777,686
Macquarie Group Ltd.	93,888	11,602,212
Medibank Pvt Ltd.	823,816	2,450,626
National Australia Bank Ltd.	806,014	18,611,430
Northern Star Resources Ltd.	346,040	4,250,643
Origin Energy Ltd.	450,480	3,070,474
Pro Medicus Ltd.(b)	16,826	2,467,202
Qantas Airways Ltd.	240,341	1,358,869
QBE Insurance Group Ltd.	398,378	5,505,553
REA Group Ltd.	12,767	2,028,418
Reece Ltd.	69,299	698,831
Rio Tinto Ltd.	90,104	6,741,331
Santos Ltd.	877,171	3,372,164
Scentre Group	1,367,987	3,169,275
SGH Ltd.	44,340	1,450,125
Sonic Healthcare Ltd.	116,311	1,942,040
South32 Ltd.	1,271,460	2,191,101
Stockland	673,195	2,365,766
Suncorp Group Ltd.	277,614	3,610,116
Telstra Group Ltd.	978,501	2,824,048
Transurban Group	797,546	7,186,984
Treasury Wine Estates Ltd.	228,007	1,303,285
Vicinity Ltd.	1,102,720	1,667,701
Washington H Soul Pattinson & Co. Ltd.	64,586	1,537,313
Wesfarmers Ltd.	301,145	15,086,235
Westpac Banking Corp.	903,039	18,950,418
WiseTech Global Ltd.	45,899	2,609,951
Woodside Energy Group Ltd.	499,605	6,512,417
Woolworths Group Ltd.	306,684	6,189,691
Xero Ltd.(a)	37,746	3,975,147
		314,797,644
Austria — 0.1%
Erste Group Bank AG	84,790	5,742,115
OMV AG	39,841	2,059,924
Verbund AG	19,342	1,486,451
		9,288,490
Belgium — 0.2%
Ageas SA	46,692	2,928,346
Anheuser-Busch InBev SA	229,211	15,107,057
Argenx SE(a)	15,789	10,206,787
D'ieteren Group	5,835	1,165,255
Groupe Bruxelles Lambert NV	27,275	2,250,027
Security	Shares	Value
Belgium (continued)
KBC Group NV	63,814	$5,884,210
Lotus Bakeries NV	111	1,067,273
Sofina SA	3,672	1,025,928
Syensqo SA	17,033	1,218,418
UCB SA	32,031	5,872,535
		46,725,836
Brazil — 0.4%
Ambev SA	1,172,840	3,011,071
B3 SA - Brasil Bolsa Balcao	1,540,828	3,662,594
Banco Bradesco SA	239,546	516,224
Banco BTG Pactual SA	342,467	2,299,748
Banco do Brasil SA	429,454	2,189,212
BB Seguridade Participacoes SA	187,167	1,410,559
BRF SA	111,028	444,100
CCR SA	363,928	862,503
Centrais Eletricas Brasileiras SA	382,375	2,961,222
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	115,131	2,310,471
Embraer SA(a)	216,334	2,474,719
Energisa SA	20,142	163,048
Engie Brasil Energia SA	54,547	399,552
Equatorial Energia SA	365,392	2,369,995
Itausa SA, NVS(a)	19,798	37,258
JBS SA	215,556	1,674,266
Klabin SA	222,747	727,294
Localiza Rent a Car SA	236,003	1,786,506
Natura & Co. Holding SA	272,095	455,957
NU Holdings Ltd./Cayman Islands, Class A(a)	823,709	10,238,703
Petroleo Brasileiro SA	919,060	5,190,325
PRIO SA(a)	177,012	1,051,439
Raia Drogasil SA	352,698	1,233,012
Rede D'Or Sao Luiz SA(c)	214,380	1,209,562
Rumo SA	366,138	1,251,610
Suzano SA	184,141	1,624,940
Telefonica Brasil SA	259,957	1,272,955
TIM SA/Brazil	258,594	863,476
TOTVS SA	181,827	1,205,313
Ultrapar Participacoes SA	225,244	707,664
Vale SA	896,878	8,353,783
Vibra Energia SA	278,201	921,593
WEG SA	440,585	3,465,585
XP Inc., Class A	98,086	1,579,185
		69,925,444
Canada — 2.9%
Agnico Eagle Mines Ltd.	126,835	14,907,207
Air Canada(a)(b)	52,213	529,099
Alimentation Couche-Tard Inc.	206,407	10,774,008
AltaGas Ltd.	68,753	2,034,762
ARC Resources Ltd.	148,399	2,746,017
Bank of Montreal	191,889	18,385,767
Bank of Nova Scotia (The)	321,382	16,080,756
Barrick Gold Corp.	457,584	8,726,159
BCE Inc.	23,695	526,632
Brookfield Asset Management Ltd., Class A	92,922	4,958,177
Brookfield Corp., Class A	358,094	19,237,227
Brookfield Renewable Corp.	33,069	942,464
CAE Inc.(a)	83,063	2,078,081
Cameco Corp.	114,578	5,172,051
Canadian Imperial Bank of Commerce	245,827	15,504,612
Canadian National Railway Co.	140,536	13,610,156
Canadian Natural Resources Ltd.	571,315	16,394,328

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Canadian Pacific Kansas City Ltd.	244,969	$17,792,504
Canadian Tire Corp. Ltd., Class A, NVS	16,376	1,792,261
Canadian Utilities Ltd., Class A, NVS	72,091	2,017,983
CCL Industries Inc., Class B, NVS	41,538	2,170,606
Celestica Inc., NVS(a)	30,380	2,592,194
Cenovus Energy Inc.	358,071	4,215,503
CGI Inc.	55,117	5,844,337
Constellation Software Inc./Canada	5,469	19,709,782
Descartes Systems Group Inc. (The)(a)	19,301	2,032,583
Dollarama Inc.	75,813	9,354,266
Element Fleet Management Corp.	101,495	2,222,642
Emera Inc.	79,176	3,563,667
Empire Co. Ltd., NVS	33,415	1,241,004
Enbridge Inc.	566,119	26,474,461
Fairfax Financial Holdings Ltd.	5,480	8,555,494
First Quantum Minerals Ltd.(a)	182,295	2,447,614
FirstService Corp.	8,589	1,507,467
Fortis Inc./Canada	129,363	6,406,218
Franco-Nevada Corp.	49,910	8,576,946
George Weston Ltd.	14,997	2,921,946
GFL Environmental Inc.	64,443	3,215,606
Gildan Activewear Inc.	47,270	2,178,343
Great-West Lifeco Inc.	73,307	2,850,710
Hydro One Ltd.(c)	97,207	3,739,924
iA Financial Corp. Inc.	27,425	2,664,120
IGM Financial Inc.	8,380	266,305
Imperial Oil Ltd.	51,695	3,486,956
Intact Financial Corp.	48,775	10,832,324
Ivanhoe Mines Ltd., Class A(a)(b)	170,887	1,517,233
Keyera Corp.	55,712	1,729,230
Kinross Gold Corp.	346,269	5,111,399
Loblaw Companies Ltd.	39,070	6,342,569
Lundin Mining Corp.	171,485	1,403,127
Magna International Inc.	73,011	2,536,796
Manulife Financial Corp.	480,441	14,724,091
Metro Inc./CN	58,212	4,486,031
National Bank of Canada	103,542	9,093,911
Nutrien Ltd.	129,029	7,365,865
Onex Corp.	17,206	1,218,249
Open Text Corp.	77,657	2,102,248
Ovintiv Inc.	69,402	2,330,519
Pan American Silver Corp.	92,827	2,337,172
Pembina Pipeline Corp.	148,892	5,691,722
Power Corp. of Canada	163,051	6,171,479
Quebecor Inc., Class B	33,521	919,603
RB Global Inc.	49,965	5,035,280
Restaurant Brands International Inc.	77,350	4,984,042
Rogers Communications Inc., Class B, NVS	95,546	2,490,877
Royal Bank of Canada	370,287	44,444,647
Saputo Inc.	81,161	1,583,658
Shopify Inc., Class A(a)	321,029	30,533,383
Stantec Inc.	27,343	2,399,901
Sun Life Financial Inc.	151,003	8,998,184
Suncor Energy Inc.	337,538	11,921,315
TC Energy Corp.	267,252	13,502,177
Teck Resources Ltd., Class B	117,628	3,997,441
TELUS Corp.	123,577	1,902,150
TFI International Inc.	19,731	1,603,985
Thomson Reuters Corp.	42,727	7,950,644
TMX Group Ltd.	69,179	2,803,591
Toromont Industries Ltd.	17,007	1,438,921
Toronto-Dominion Bank (The)	456,974	29,199,797
Security	Shares	Value
Canada (continued)
Tourmaline Oil Corp.	90,062	$3,978,511
West Fraser Timber Co. Ltd.	18,079	1,338,549
Wheaton Precious Metals Corp.	118,180	9,867,764
WSP Global Inc.	32,653	5,787,819
		584,125,149
Chile — 0.0%
Banco de Chile	10,085,241	1,480,477
Banco de Credito e Inversiones SA	25,196	997,846
Banco Santander Chile	18,580,000	1,123,367
Empresas CMPC SA	321,350	503,971
Empresas Copec SA	131,685	903,962
Enel Americas SA	7,224,158	709,377
Enel Chile SA	7,801,320	552,005
Falabella SA	170,213	772,896
Latam Airlines Group SA	46,556,409	735,057
		7,778,958
China — 3.0%
AAC Technologies Holdings Inc.	220,500	1,055,525
Advanced Micro-Fabrication Equipment Inc./China, Class A	11,200	290,476
AECC Aviation Power Co. Ltd., Class A	40,800	184,367
Agricultural Bank of China Ltd., Class A	1,558,900	1,162,546
Agricultural Bank of China Ltd., Class H	6,850,000	4,179,984
Aier Eye Hospital Group Co. Ltd., Class A	137,700	246,123
Akeso Inc.(a)(c)	172,000	1,907,226
Alibaba Group Holding Ltd.	4,276,476	63,847,901
Alibaba Health Information Technology Ltd.(a)(b)	1,738,000	1,124,343
Aluminum Corp. of China Ltd., Class H	1,516,000	813,689
Anhui Conch Cement Co. Ltd., Class A	65,892	218,156
Anhui Conch Cement Co. Ltd., Class H	314,500	885,965
Anhui Gujing Distillery Co. Ltd., Class A	16,300	368,682
ANTA Sports Products Ltd.	346,200	4,090,636
Autohome Inc., ADR	18,963	517,311
Avary Holding Shenzhen Co. Ltd., Class A	53,200	209,980
AviChina Industry & Technology Co. Ltd., Class H	898,000	413,242
Baidu Inc., Class A(a)	580,010	6,395,777
Bank of Beijing Co. Ltd., Class A	515,100	425,265
Bank of China Ltd., Class A	580,600	441,514
Bank of China Ltd., Class H	19,732,000	11,017,825
Bank of Communications Co. Ltd., Class A	1,116,700	1,148,013
Bank of Communications Co. Ltd., Class H	2,286,000	1,999,013
Bank of Hangzhou Co. Ltd., Class A	118,600	240,043
Bank of Jiangsu Co. Ltd., Class A	374,400	523,667
Bank of Nanjing Co. Ltd., Class A	181,700	260,525
Bank of Ningbo Co. Ltd., Class A	106,700	351,117
Bank of Shanghai Co. Ltd., Class A	385,400	550,663
Baoshan Iron & Steel Co. Ltd., Class A	565,300	531,319
Beijing Enterprises Holdings Ltd.	82,000	332,721
Beijing Enterprises Water Group Ltd.	1,340,000	423,239
Beijing Kingsoft Office Software Inc., Class A	11,000	446,472
Beijing Tong Ren Tang Co. Ltd., Class A	76,500	383,368
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,055,300	842,561
Bilibili Inc., Class Z(a)	54,348	954,027
BOC Aviation Ltd.(c)	70,100	525,356
BOE Technology Group Co. Ltd., Class A	742,500	392,354
Bosideng International Holdings Ltd.	1,128,000	583,684
BYD Co. Ltd., Class A	46,100	2,241,722
BYD Co. Ltd., Class H	304,000	14,438,847
BYD Electronic International Co. Ltd.	215,500	894,416
Cambricon Technologies Corp. Ltd., Class A(a)	8,600	834,133

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
CGN Power Co. Ltd., Class H(c)	4,009,000	$1,276,117
China CITIC Bank Corp. Ltd., Class H	2,139,000	1,691,791
China Coal Energy Co. Ltd., Class H	695,000	718,080
China Communications Services Corp. Ltd., Class H	582,000	303,106
China Construction Bank Corp., Class A	359,700	448,108
China Construction Bank Corp., Class H	25,442,260	20,898,981
China CSSC Holdings Ltd., Class A	126,200	508,512
China Eastern Airlines Corp. Ltd., Class A(a)	642,100	326,219
China Everbright Bank Co. Ltd., Class A	1,264,800	657,905
China Feihe Ltd.(c)	1,185,000	895,499
China Galaxy Securities Co. Ltd., Class A	272,300	585,530
China Galaxy Securities Co. Ltd., Class H	681,500	619,096
China Gas Holdings Ltd.	772,600	698,533
China Hongqiao Group Ltd.	680,500	1,221,507
China International Capital Corp. Ltd., Class H(c)	500,400	860,781
China Life Insurance Co. Ltd., Class A	50,800	253,550
China Life Insurance Co. Ltd., Class H	1,911,000	3,492,535
China Literature Ltd.(a)(c)	121,000	420,167
China Longyuan Power Group Corp. Ltd., Class H	1,059,000	836,587
China Mengniu Dairy Co. Ltd.	872,000	2,171,847
China Merchants Bank Co. Ltd., Class A	445,600	2,498,845
China Merchants Bank Co. Ltd., Class H	1,024,788	5,589,851
China Merchants Port Holdings Co. Ltd.	444,000	720,826
China Merchants Securities Co. Ltd., Class A	222,600	503,105
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	140,900	177,397
China Minsheng Banking Corp. Ltd., Class A	1,388,200	760,760
China Minsheng Banking Corp. Ltd., Class H	13,500	6,335
China National Building Material Co. Ltd., Class H	1,060,000	513,989
China National Nuclear Power Co. Ltd., Class A	465,400	591,196
China Oilfield Services Ltd., Class H	670,000	523,947
China Overseas Land & Investment Ltd.	984,000	1,745,763
China Pacific Insurance Group Co. Ltd., Class A	212,997	874,725
China Pacific Insurance Group Co. Ltd., Class H	678,200	1,845,222
China Petroleum & Chemical Corp., Class A	752,600	586,149
China Petroleum & Chemical Corp., Class H	5,709,200	2,914,383
China Power International Development Ltd.	1,783,000	700,342
China Railway Group Ltd., Class H	1,507,000	648,411
China Resources Beer Holdings Co. Ltd.	458,000	1,609,963
China Resources Gas Group Ltd.	284,000	793,326
China Resources Land Ltd.	868,500	2,922,161
China Resources Microelectronics Ltd., Class A	40,200	254,849
China Resources Mixc Lifestyle Services Ltd.(c)	178,000	852,741
China Resources Power Holdings Co. Ltd.	612,000	1,476,399
China Ruyi Holdings Ltd.(a)(b)	1,608,000	422,961
China Shenhua Energy Co. Ltd., Class A	198,200	1,044,582
China Shenhua Energy Co. Ltd., Class H	685,000	2,574,330
China State Construction Engineering Corp. Ltd., Class A	670,877	508,614
China State Construction International Holdings Ltd.	686,000	1,011,181
China Taiping Insurance Holdings Co. Ltd.	459,000	635,608
China Three Gorges Renewables Group Co. Ltd., Class A	535,300	313,747
China Tourism Group Duty Free Corp. Ltd., Class A	48,692	424,671
China Tower Corp. Ltd., Class H(c)	1,139,000	1,649,815
China United Network Communications Ltd., Class A	583,400	427,088
China Vanke Co. Ltd., Class A(a)	258,396	242,179
China Vanke Co. Ltd., Class H(a)(b)	477,100	327,065
Security	Shares	Value
China (continued)
China Yangtze Power Co. Ltd., Class A	408,010	$1,655,417
Chongqing Changan Automobile Co. Ltd., Class A	139,900	236,079
Chongqing Zhifei Biological Products Co. Ltd., Class A	57,450	149,331
Chow Tai Fook Jewellery Group Ltd.	523,600	699,955
CITIC Ltd.	1,409,000	1,712,882
CITIC Securities Co. Ltd., Class A	224,423	772,860
CITIC Securities Co. Ltd., Class H	422,025	1,043,047
CMOC Group Ltd., Class H	1,476,000	1,158,769
Contemporary Amperex Technology Co. Ltd., Class A	78,500	2,507,804
Cosco Shipping Energy Transportation Co. Ltd., Class A	259,800	366,998
Cosco Shipping Holdings Co. Ltd., Class H	1,170,800	1,766,778
CRRC Corp. Ltd., Class A	388,100	374,597
CRRC Corp. Ltd., Class H	1,841,000	1,136,173
CSC Financial Co. Ltd., Class A	116,800	373,388
CSPC Pharmaceutical Group Ltd.	2,359,120	1,858,135
Daqin Railway Co. Ltd., Class A	451,100	402,261
East Money Information Co. Ltd., Class A	274,360	777,544
Eastroc Beverage Group Co. Ltd., Class A	13,520	531,875
ENN Energy Holdings Ltd.	200,200	1,580,454
Eoptolink Technology Inc. Ltd., Class A	15,100	189,737
Far East Horizon Ltd.	462,000	358,015
Foshan Haitian Flavouring & Food Co. Ltd., Class A	125,621	724,692
Fosun International Ltd.	643,500	333,588
Founder Securities Co. Ltd., Class A	204,300	209,481
Foxconn Industrial Internet Co. Ltd., Class A	236,200	594,890
Fuyao Glass Industry Group Co. Ltd., Class H(c)	237,200	1,677,481
Ganfeng Lithium Group Co. Ltd., Class A	29,500	121,386
GCL Technology Holdings Ltd.(a)(b)	5,760,000	585,418
GD Power Development Co. Ltd., Class A	770,300	473,794
Geely Automobile Holdings Ltd.	1,632,000	3,426,060
Genscript Biotech Corp.(a)	390,000	547,774
Giant Biogene Holding Co. Ltd.(c)	65,200	673,634
Great Wall Motor Co. Ltd., Class H	725,000	1,036,018
Gree Electric Appliances Inc. of Zhuhai, Class A	92,300	578,673
Guangdong Haid Group Co. Ltd., Class A	69,500	530,224
Guangdong Investment Ltd.	1,022,000	827,019
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	39,000	141,898
Guotai Junan Securities Co. Ltd.	366,732	870,794
Guotai Junan Securities Co. Ltd., Class H(c)	488,312	695,956
H World Group Ltd., ADR	55,372	1,895,937
Haidilao International Holding Ltd.(c)	529,000	1,191,073
Haier Smart Home Co. Ltd., Class A	105,500	360,304
Haier Smart Home Co. Ltd., Class A	693,400	2,012,267
Haitian International Holdings Ltd.	196,000	454,025
Hansoh Pharmaceutical Group Co. Ltd.(c)	386,000	1,196,203
Henan Shuanghui Investment & Development Co. Ltd., Class A	92,100	316,494
Hengan International Group Co. Ltd.	226,500	610,659
Hengli Petrochemical Co. Ltd., Class A	311,600	655,314
Hisense Home Appliances Group Co. Ltd., Class A	90,100	340,662
Hisense Home Appliances Group Co. Ltd., Class H	11,136	33,771
Hithink RoyalFlush Information Network Co. Ltd., Class A	6,900	244,602
Hua Hong Semiconductor Ltd.(b)(c)	182,000	832,256
Huaneng Power International Inc., Class H	1,526,000	945,284
Huatai Securities Co. Ltd., Class H(c)	348,400	516,329

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Huaxia Bank Co. Ltd., Class A	376,300	$376,623
Hygon Information Technology Co. Ltd., Class A, NVS	35,544	728,019
Iflytek Co. Ltd., Class A	68,700	445,453
Industrial & Commercial Bank of China Ltd., Class A	1,241,391	1,196,930
Industrial & Commercial Bank of China Ltd., Class H	18,437,260	12,629,732
Industrial Bank Co. Ltd., Class A	305,400	877,561
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	175,100	716,871
Inner Mongolia Yitai Coal Co. Ltd., Class B	185,900	369,715
Innovent Biologics Inc.(a)(c)	351,500	2,434,459
J&T Global Express Ltd.(a)(b)	607,600	472,033
JD Health International Inc.(a)(c)	317,300	1,505,652
JD Logistics Inc.(a)(c)	426,200	668,457
JD.com Inc., Class A	625,326	10,181,198
Jiangsu Expressway Co. Ltd., Class H	524,000	652,056
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	161,218	1,131,990
Jiangsu Yanghe Distillery Co. Ltd., Class A	27,500	259,557
Jiangxi Copper Co. Ltd., Class H	375,000	630,111
Kanzhun Ltd., ADR(a)	57,545	880,438
KE Holdings Inc., ADR	175,709	3,566,893
Kingdee International Software Group Co. Ltd.(a)	871,000	1,481,382
Kingsoft Corp. Ltd.	283,800	1,414,006
Kuaishou Technology(a)(c)	679,400	4,484,237
Kunlun Energy Co. Ltd.	1,192,000	1,136,185
Kweichow Moutai Co. Ltd., Class A	20,132	4,285,500
Legend Biotech Corp., ADR(a)(b)	18,110	632,944
Lenovo Group Ltd.	2,008,000	2,322,405
Lens Technology Co. Ltd., Class A	180,400	518,497
Li Auto Inc., Class A(a)	316,576	3,857,374
Li Ning Co. Ltd.	666,500	1,256,578
Longfor Group Holdings Ltd.(b)(c)	555,000	742,352
LONGi Green Energy Technology Co. Ltd., Class A	226,820	458,866
Luxshare Precision Industry Co. Ltd., Class A	151,340	643,643
Luzhou Laojiao Co. Ltd., Class A	35,100	597,614
Meituan, Class B(a)(c)	1,307,420	21,647,525
Midea Group Co. Ltd., Class A	84,900	860,038
Midea Group Co. Ltd., Class H(a)	57,500	542,743
MINISO Group Holding Ltd.	100,424	451,500
MMG Ltd.(a)	660,800	200,016
Muyuan Foods Co. Ltd., Class A	156,912	856,498
NARI Technology Co. Ltd., Class A	186,620	568,916
NAURA Technology Group Co. Ltd., Class A	12,900	801,532
NetEase Inc.	507,090	10,900,585
New China Life Insurance Co. Ltd., Class H	231,500	845,417
New Hope Liuhe Co. Ltd., Class A(a)	257,500	339,963
New Oriental Education & Technology Group Inc.	399,230	1,955,902
Ningbo Tuopu Group Co. Ltd., Class A	44,080	318,469
Ningxia Baofeng Energy Group Co. Ltd., Class A	304,200	670,611
NIO Inc., Class A(a)	432,745	1,733,335
Nongfu Spring Co. Ltd., Class H(c)	470,400	2,162,518
Orient Overseas International Ltd.(b)	40,000	558,739
Orient Securities Co. Ltd., Class A	285,400	359,853
PDD Holdings Inc., ADR(a)(b)	182,511	19,267,686
People's Insurance Co. Group of China Ltd. (The), Class H	2,442,000	1,445,215
PetroChina Co. Ltd., Class A	349,400	384,208
PetroChina Co. Ltd., Class H	5,462,000	4,173,722
Security	Shares	Value
China (continued)
PICC Property & Casualty Co. Ltd., Class H	1,932,000	$3,557,661
Ping An Bank Co. Ltd., Class A	333,300	500,659
Ping An Insurance Group Co. of China Ltd., Class A	234,300	1,635,795
Ping An Insurance Group Co. of China Ltd., Class H	1,764,000	10,557,596
Poly Developments and Holdings Group Co. Ltd., Class A	251,999	290,007
Pop Mart International Group Ltd.(c)	153,600	3,830,975
Postal Savings Bank of China Co. Ltd., Class A	824,000	580,341
Postal Savings Bank of China Co. Ltd., Class H(c)	1,333,000	819,504
Qifu Technology Inc.	26,692	1,095,173
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	160,500	352,695
Range Intelligent Computing Technology Group Co. Ltd., Class A	31,800	211,732
Rockchip Electronics Co. Ltd., Class A	11,900	279,947
Rongsheng Petrochemical Co. Ltd., Class A	207,500	237,733
SAIC Motor Corp. Ltd., Class A	166,013	371,439
Sanan Optoelectronics Co. Ltd., Class A	178,600	301,991
Sany Heavy Industry Co. Ltd., Class A	180,400	469,592
SDIC Power Holdings Co. Ltd., Class A	289,200	598,561
Seres Group Co. Ltd., Class A, NVS	26,100	468,741
SF Holding Co. Ltd., Class A	105,100	629,154
Shaanxi Coal Industry Co. Ltd., Class A	141,500	373,303
Shandong Gold Mining Co. Ltd., Class A	101,400	424,118
Shandong Gold Mining Co. Ltd., Class H(c)	262,250	772,584
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	701,200	516,127
Shanghai Baosight Software Co. Ltd., Class B	198,960	292,111
Shanghai Electric Group Co. Ltd., Class A(a)	318,600	320,543
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	120,100	386,248
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	355,800	486,565
Shanghai Pudong Development Bank Co. Ltd., Class A	519,365	782,810
Shanghai Rural Commercial Bank Co. Ltd., Class A	182,200	210,618
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	20,344	371,409
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	28,600	803,183
Shenwan Hongyuan Group Co. Ltd., Class A	992,700	644,654
Shenzhen Inovance Technology Co. Ltd., Class A	25,300	248,824
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	29,900	903,527
Shenzhen Transsion Holdings Co. Ltd., Class A	36,640	378,415
Shenzhou International Group Holdings Ltd.	219,300	1,520,122
Sichuan Chuantou Energy Co. Ltd., Class A	185,100	432,511
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	45,900	228,792
Sino Biopharmaceutical Ltd.	2,916,000	1,464,413
Sinopharm Group Co. Ltd., Class H	450,800	1,062,422
Sinotruk Hong Kong Ltd.	143,000	343,615
Smoore International Holdings Ltd.(b)(c)	536,000	927,718
Sungrow Power Supply Co. Ltd., Class A	33,880	282,622
Sunny Optical Technology Group Co. Ltd.	192,600	1,620,585
TAL Education Group, ADR(a)(b)	105,117	919,774
TBEA Co. Ltd., Class A	286,200	454,033
Tencent Holdings Ltd.	1,707,000	104,555,358
Tencent Music Entertainment Group, ADR	196,461	2,636,507
Tingyi Cayman Islands Holding Corp.	502,000	906,778
Tongcheng Travel Holdings Ltd.	436,400	1,144,685

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
TravelSky Technology Ltd., Class H	444,000	$618,075
Trip.com Group Ltd.	162,276	9,775,634
Tsingtao Brewery Co. Ltd., Class A	72,900	746,301
Tsingtao Brewery Co. Ltd., Class H	62,000	438,121
Vipshop Holdings Ltd., ADR	90,092	1,227,053
Wanhua Chemical Group Co. Ltd., Class A	83,653	627,056
Want Want China Holdings Ltd.	1,672,000	1,094,180
Weichai Power Co. Ltd., Class H	649,000	1,266,134
Wens Foodstuff Group Co. Ltd., Class A	221,416	516,281
Wharf Holdings Ltd. (The)	278,000	698,308
Will Semiconductor Co. Ltd. Shanghai, Class A	26,900	488,200
Wuliangye Yibin Co. Ltd., Class A	87,200	1,544,143
WuXi AppTec Co. Ltd., Class A	85,359	696,041
WuXi AppTec Co. Ltd., Class H(c)	44,912	347,107
Wuxi Biologics Cayman Inc.(a)(c)	949,500	2,757,754
XCMG Construction Machinery Co. Ltd., Class A	448,500	544,008
Xiaomi Corp., Class B(a)(c)	4,320,600	27,661,342
Xinjiang Daqo New Energy Co. Ltd., Class A	78,600	192,601
Xinyi Solar Holdings Ltd.(b)	1,544,000	513,473
XPeng Inc., Class A(a)	308,534	2,872,147
Yadea Group Holdings Ltd.(c)	446,000	804,966
Yankuang Energy Group Co. Ltd., Class A	105,810	177,632
Yankuang Energy Group Co. Ltd., Class H	717,600	749,477
Yihai Kerry Arawana Holdings Co. Ltd., Class A	49,969	218,564
Yum China Holdings Inc.	98,435	4,263,220
Yunnan Baiyao Group Co. Ltd., Class A	82,500	649,895
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	21,692	612,206
Zhaojin Mining Industry Co. Ltd., Class H	444,500	1,058,953
Zhejiang Expressway Co. Ltd., Class H	728,640	600,570
Zhejiang Juhua Co. Ltd., Class A	68,200	239,058
Zhejiang Leapmotor Technology Co. Ltd.(a)(c)	138,300	989,716
Zhejiang NHU Co. Ltd., Class A	108,200	329,239
Zhongji Innolight Co. Ltd., Class A	19,600	229,004
Zhongjin Gold Corp. Ltd., Class A	185,300	348,717
Zhongsheng Group Holdings Ltd.	187,000	281,375
Zhuzhou CRRC Times Electric Co. Ltd., Class H	216,100	867,389
Zijin Mining Group Co. Ltd., Class A	107,700	259,456
Zijin Mining Group Co. Ltd., Class H	1,748,000	3,818,826
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	402,000	405,534
ZTE Corp., Class H	243,600	719,139
ZTO Express Cayman Inc.	101,245	1,885,575
		613,513,891
Colombia — 0.0%
Interconexion Electrica SA ESP	26,649	137,484
Czech Republic — 0.0%
CEZ AS	48,037	2,438,335
Komercni Banka AS	23,822	1,157,792
		3,596,127
Denmark — 0.5%
AP Moller - Maersk A/S, Class A	868	1,483,464
AP Moller - Maersk A/S, Class B, NVS(b)	1,174	2,021,492
Carlsberg A/S, Class B	24,264	3,306,058
Coloplast A/S, Class B	33,876	3,833,511
Danske Bank A/S	176,674	6,199,059
Demant A/S(a)	24,815	903,685
DSV A/S	53,690	11,380,117
Genmab A/S(a)	17,116	3,629,253
Novo Nordisk A/S, Class B	847,269	56,649,686
Novonesis (Novozymes) B, Class B	96,604	6,275,137
Security	Shares	Value
Denmark (continued)
Orsted A/S(a)(c)	49,118	$1,954,551
Pandora A/S	23,680	3,525,073
Rockwool A/S, Class B	20,727	946,191
Tryg A/S	100,773	2,404,237
Vestas Wind Systems A/S	256,967	3,425,935
Zealand Pharma A/S(a)	16,886	1,194,281
		109,131,730
Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	636,678	1,014,200
Talaat Moustafa Group	191,013	195,147
		1,209,347
Finland — 0.2%
Elisa OYJ	30,808	1,643,546
Fortum OYJ	117,170	1,964,537
Kesko OYJ, Class B	69,860	1,603,903
Kone OYJ, Class B	84,680	5,244,386
Metso OYJ	156,593	1,701,493
Neste OYJ	111,143	1,152,923
Nokia OYJ	1,383,982	6,918,765
Orion OYJ, Class B	27,418	1,716,683
Sampo OYJ, Class A	586,305	5,873,958
Stora Enso OYJ, Class R	164,252	1,525,636
UPM-Kymmene OYJ	139,666	3,699,208
Wartsila OYJ Abp	141,957	2,622,845
		35,667,883
France — 2.6%
Accor SA	51,098	2,517,720
Aeroports de Paris SA	5,652	706,764
Air Liquide SA	152,498	31,335,012
Airbus SE	156,662	26,584,054
Alstom SA(a)	93,250	2,251,909
Amundi SA(c)	12,544	990,866
ArcelorMittal SA	117,766	3,482,544
Arkema SA	12,406	943,172
AXA SA	474,379	22,436,179
BioMerieux	10,445	1,409,870
BNP Paribas SA	270,224	22,895,938
Bollore SE	235,987	1,459,679
Bouygues SA	59,424	2,612,000
Bureau Veritas SA	98,159	3,115,867
Capgemini SE	43,782	6,989,900
Carrefour SA	158,420	2,443,424
Cie de Saint-Gobain SA	119,899	13,035,178
Cie Generale des Etablissements Michelin SCA	188,803	6,903,722
Covivio SA/France	9,045	507,197
Credit Agricole SA	280,288	5,257,246
Danone SA	165,443	14,235,778
Dassault Aviation SA	6,070	2,188,639
Dassault Systemes SE	174,071	6,523,509
Edenred SE	70,047	2,184,553
Eiffage SA	23,024	3,132,939
Engie SA	458,675	9,480,048
EssilorLuxottica SA	75,624	21,791,281
Eurazeo SE	5,745	420,072
Eurofins Scientific SE	31,784	2,005,772
Euronext NV(c)	16,931	2,829,969
Gecina SA	12,822	1,316,289
Getlink SE	95,049	1,804,811
Hermes International SCA	8,135	22,372,714
Ipsen SA	10,773	1,252,933
Kering SA	18,958	3,857,055

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Klepierre SA	40,707	$1,490,005
La Francaise des Jeux SAEM(c)	24,748	882,121
Legrand SA	71,937	7,905,863
L'Oreal SA	63,400	28,014,282
LVMH Moet Hennessy Louis Vuitton SE	71,455	39,581,020
Orange SA	454,054	6,587,435
Pernod Ricard SA	54,215	5,876,660
Publicis Groupe SA	61,491	6,256,524
Renault SA	54,507	2,894,931
Rexel SA	39,582	1,099,732
Safran SA	94,968	25,272,851
Sanofi SA	293,311	32,085,827
Sartorius Stedim Biotech	7,514	1,773,236
Schneider Electric SE	141,134	32,975,359
Societe Generale SA	188,299	9,817,716
Sodexo SA	23,656	1,501,607
STMicroelectronics NV	171,661	3,902,388
Teleperformance SE	16,302	1,787,596
Thales SA	27,787	7,783,759
TotalEnergies SE	576,882	32,856,429
Unibail-Rodamco-Westfield, New	34,123	2,888,684
Veolia Environnement SA	178,398	6,515,820
Vinci SA	135,797	19,075,040
		532,099,488
Germany — 2.3%
adidas AG	42,333	9,740,465
Allianz SE, Registered	102,599	42,432,556
BASF SE	238,179	12,163,673
Bayer AG, Registered	251,411	6,588,775
Bayerische Motoren Werke AG	74,110	6,285,823
Beiersdorf AG	25,124	3,539,921
Brenntag SE	34,919	2,332,025
Commerzbank AG	268,424	7,104,522
Continental AG	27,239	2,129,399
Covestro AG, NVS(a)	53,384	3,592,280
CTS Eventim AG & Co. KGaA	15,222	1,803,609
Daimler Truck Holding AG	138,659	5,570,830
Delivery Hero SE, Class A(a)(c)	51,562	1,457,273
Deutsche Bank AG, Registered	506,607	13,283,409
Deutsche Boerse AG	48,857	15,736,539
Deutsche Lufthansa AG, Registered	175,797	1,263,214
Deutsche Post AG, Registered	273,338	11,679,185
Deutsche Telekom AG, Registered	915,904	32,897,013
E.ON SE	584,414	10,221,162
Evonik Industries AG	54,246	1,219,062
Fresenius Medical Care AG	55,750	2,836,313
Fresenius SE & Co. KGaA(a)	108,643	5,160,207
GEA Group AG	49,383	3,221,731
Hannover Rueck SE	17,878	5,738,831
Heidelberg Materials AG	35,248	7,046,550
Henkel AG & Co. KGaA	28,653	2,022,332
Infineon Technologies AG	341,066	11,297,145
Knorr-Bremse AG	18,242	1,809,182
LEG Immobilien SE	18,612	1,577,724
Mercedes-Benz Group AG	193,917	11,594,067
Merck KGaA	34,421	4,792,095
MTU Aero Engines AG	14,518	5,024,760
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	35,232	24,120,161
Nemetschek SE	17,530	2,329,470
Puma SE	27,064	698,815
Qiagen NV	56,572	2,427,826
Security	Shares	Value
Germany (continued)
Rational AG	1,343	$1,152,340
Rheinmetall AG	11,400	19,414,796
RWE AG	159,006	6,174,862
SAP SE	273,380	79,987,902
Scout24 SE(c)	23,063	2,748,574
Siemens AG, Registered	198,585	45,726,464
Siemens Energy AG(a)	167,821	12,953,040
Siemens Healthineers AG(c)	74,774	4,030,868
Symrise AG, Class A	37,143	4,283,756
Talanx AG(a)	14,789	1,697,306
Vonovia SE	191,510	6,352,405
Zalando SE(a)(c)	55,028	2,009,418
		469,269,675
Greece — 0.1%
Alpha Services and Holdings SA	635,608	1,549,759
Eurobank Ergasias Services and Holdings SA, Class A	733,696	2,082,248
Hellenic Telecommunications Organization SA	56,482	1,071,859
Jumbo SA	35,297	1,111,617
Metlen Energy & Metals SA	25,139	1,189,761
National Bank of Greece SA	143,659	1,524,720
OPAP SA	53,509	1,188,928
Piraeus Financial Holdings SA	230,295	1,293,343
Public Power Corp. SA	57,244	858,076
		11,870,311
Hong Kong — 0.4%
AIA Group Ltd.	2,950,800	22,110,084
BeiGene Ltd.(a)	194,434	3,929,414
BOC Hong Kong Holdings Ltd.	909,500	3,772,952
CK Asset Holdings Ltd.	484,016	1,977,381
CK Hutchison Holdings Ltd.	716,016	4,037,670
CK Infrastructure Holdings Ltd.	153,500	1,034,536
CLP Holdings Ltd.	434,500	3,704,825
Futu Holdings Ltd., ADR	14,972	1,382,065
Galaxy Entertainment Group Ltd.	575,000	2,076,668
Hang Seng Bank Ltd.	193,300	2,698,233
Henderson Land Development Co. Ltd.	299,003	847,954
HKT Trust & HKT Ltd., Class SS	910,000	1,294,911
Hong Kong & China Gas Co. Ltd.	2,728,040	2,454,618
Hong Kong Exchanges & Clearing Ltd.	302,200	13,203,023
Hongkong Land Holdings Ltd.	365,600	1,789,246
Jardine Matheson Holdings Ltd.	41,800	1,857,385
Link REIT	642,960	3,010,246
MTR Corp. Ltd.(b)	436,000	1,505,214
Power Assets Holdings Ltd.	372,000	2,460,109
Sands China Ltd.(a)	692,000	1,239,337
Sino Land Co. Ltd.	988,000	1,015,368
SITC International Holdings Co. Ltd.	441,000	1,219,693
Sun Hung Kai Properties Ltd.	381,000	3,614,323
Swire Pacific Ltd., Class A	142,500	1,232,291
Techtronic Industries Co. Ltd.	362,000	3,643,161
WH Group Ltd.(c)	2,006,000	1,793,780
Wharf Real Estate Investment Co. Ltd.	476,200	1,138,856
		90,043,343
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	119,126	1,008,724
OTP Bank Nyrt	66,703	4,927,217
Richter Gedeon Nyrt	25,206	764,463
		6,700,404
India — 2.0%
ABB India Ltd.	12,142	793,236

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Adani Enterprises Ltd.	42,407	$1,154,911
Adani Ports & Special Economic Zone Ltd.	130,080	1,871,419
Adani Power Ltd.(a)	192,430	1,209,126
Alkem Laboratories Ltd.	10,926	661,915
Ambuja Cements Ltd.	181,544	1,157,417
APL Apollo Tubes Ltd.	44,160	844,134
Apollo Hospitals Enterprise Ltd.	29,118	2,406,718
Ashok Leyland Ltd.	360,373	962,085
Asian Paints Ltd.	111,050	3,189,306
Astral Ltd.	24,610	391,673
AU Small Finance Bank Ltd.(c)	96,417	774,097
Aurobindo Pharma Ltd.(a)	80,474	1,173,003
Avenue Supermarts Ltd.(a)(c)	40,123	1,989,643
Axis Bank Ltd.	663,268	9,303,733
Bajaj Auto Ltd.	19,169	1,821,189
Bajaj Finance Ltd.	72,750	7,423,155
Bajaj Finserv Ltd.	115,791	2,674,515
Bajaj Holdings & Investment Ltd.	5,729	814,491
Balkrishna Industries Ltd.	12,623	399,132
Bank of Baroda	195,520	578,555
Bharat Electronics Ltd.	950,976	3,537,179
Bharat Forge Ltd.	71,325	934,308
Bharat Heavy Electricals Ltd.	293,479	786,898
Bharat Petroleum Corp. Ltd.	452,347	1,657,747
Bharti Airtel Ltd.	663,454	14,634,622
Bosch Ltd.	1,924	670,013
Britannia Industries Ltd.	29,453	1,896,154
BSE Ltd.	10,342	782,150
CG Power & Industrial Solutions Ltd.	169,196	1,253,931
Cholamandalam Investment and Finance Co. Ltd.	119,668	2,116,610
Cipla Ltd.	130,911	2,402,310
Coal India Ltd.	454,938	2,072,825
Colgate-Palmolive India Ltd.	32,670	1,001,137
Container Corp. of India Ltd.	74,384	594,115
Cummins India Ltd.	31,387	1,077,665
Dabur India Ltd.	149,060	860,813
Divi's Laboratories Ltd.	37,457	2,703,786
Dixon Technologies India Ltd.	9,358	1,824,297
DLF Ltd.	186,507	1,487,652
Dr Reddy's Laboratories Ltd.	165,645	2,325,184
Eicher Motors Ltd.	38,626	2,543,577
GAIL India Ltd.	650,308	1,453,789
GMR Airports Infrastructure Ltd.(a)	684,743	705,900
Godrej Consumer Products Ltd.	100,820	1,503,663
Godrej Properties Ltd.(a)	30,995	791,828
Grasim Industries Ltd.	74,049	2,402,937
Havells India Ltd.	81,530	1,543,839
HCL Technologies Ltd.	275,094	5,102,418
HDFC Asset Management Co. Ltd.(c)	22,373	1,159,429
HDFC Bank Ltd.	1,477,346	33,556,358
HDFC Life Insurance Co. Ltd.(c)	242,755	2,134,273
Hero MotoCorp Ltd.	31,489	1,426,697
Hindalco Industries Ltd.	365,902	2,704,366
Hindustan Aeronautics Ltd., NVS	49,153	2,606,510
Hindustan Petroleum Corp. Ltd.	206,830	925,646
Hindustan Unilever Ltd.	213,023	5,914,144
Hyundai Motor India Ltd.(a)	42,658	862,211
ICICI Bank Ltd.	1,429,651	24,031,394
ICICI Lombard General Insurance Co. Ltd.(c)	66,267	1,472,317
ICICI Prudential Life Insurance Co. Ltd.(c)	87,151	632,997
IDFC First Bank Ltd.(a)	927,687	713,892
Indian Hotels Co. Ltd., Class A	214,664	1,997,355
Security	Shares	Value
India (continued)
Indian Oil Corp. Ltd.	721,290	$1,175,971
Indian Railway Catering & Tourism Corp. Ltd.	69,841	621,742
Indus Towers Ltd.(a)	281,881	1,358,422
IndusInd Bank Ltd.	138,880	1,379,302
Info Edge India Ltd.	22,587	1,889,386
Infosys Ltd.	871,766	15,411,021
InterGlobe Aviation Ltd.(a)(c)	54,742	3,411,046
ITC Ltd.	840,416	4,231,493
Jindal Stainless Ltd.	99,136	685,432
Jindal Steel & Power Ltd.	97,795	1,039,014
Jio Financial Services Ltd., NVS(a)	778,525	2,404,484
JSW Energy Ltd.	125,790	713,791
JSW Steel Ltd.	191,454	2,339,030
Jubilant Foodworks Ltd.	118,201	999,489
Kalyan Jewellers India Ltd.	123,408	753,728
Kotak Mahindra Bank Ltd.	277,459	7,251,616
Larsen & Toubro Ltd.	170,208	6,737,276
LTIMindtree Ltd.(c)	29,290	1,589,553
Lupin Ltd.	75,029	1,865,752
Macrotech Developers Ltd.	81,250	1,278,390
Mahindra & Mahindra Ltd.	245,601	8,509,385
Mankind Pharma Ltd.(a)	33,504	976,658
Marico Ltd.	148,901	1,251,865
Maruti Suzuki India Ltd.	35,041	5,079,320
Max Healthcare Institute Ltd.	206,902	2,684,399
Mphasis Ltd.	20,885	609,961
MRF Ltd.	374	595,184
Nestle India Ltd., NVS	83,474	2,359,352
NHPC Ltd., NVS	790,834	801,535
NMDC Ltd.	860,631	660,246
NTPC Ltd.	1,085,323	4,546,953
Oberoi Realty Ltd.	29,895	580,342
Oil & Natural Gas Corp. Ltd.	904,220	2,616,433
Oil India Ltd.	72,389	351,790
Oracle Financial Services Software Ltd.	5,699	588,898
Page Industries Ltd.	1,783	961,270
PB Fintech Ltd.(a)	83,197	1,598,580
Persistent Systems Ltd., NVS	29,161	1,835,239
Petronet LNG Ltd.	126,809	470,793
Phoenix Mills Ltd. (The)	51,631	1,016,274
PI Industries Ltd.	23,399	1,007,939
Pidilite Industries Ltd.	42,670	1,533,989
Polycab India Ltd.	11,997	782,863
Power Finance Corp. Ltd.	376,501	1,821,273
Power Grid Corp. of India Ltd.	1,195,885	4,343,380
Prestige Estates Projects Ltd.	40,612	660,817
Punjab National Bank	599,907	711,316
Rail Vikas Nigam Ltd.	110,053	456,809
REC Ltd.	337,042	1,682,384
Reliance Industries Ltd.	1,575,464	26,159,515
Samvardhana Motherson International Ltd.	598,186	944,445
SBI Cards & Payment Services Ltd.	64,256	664,743
SBI Life Insurance Co. Ltd.(c)	119,433	2,497,832
Shree Cement Ltd.	2,849	1,001,600
Shriram Finance Ltd.	353,544	2,562,030
Siemens Energy India Ltd., NVS	22,438	658,171
Siemens Ltd.	22,438	769,524
Solar Industries India Ltd.	7,121	1,109,102
Sona Blw Precision Forgings Ltd.(c)	90,117	513,000
SRF Ltd.	40,714	1,450,954
State Bank of India	490,768	4,583,576
Sun Pharmaceutical Industries Ltd.	244,692	5,307,013

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Sundaram Finance Ltd.	15,840	$988,278
Supreme Industries Ltd.	16,086	673,785
Suzlon Energy Ltd.(a)	2,609,296	1,739,876
Tata Communications Ltd.	27,944	526,080
Tata Consultancy Services Ltd.	234,362	9,566,628
Tata Consumer Products Ltd.	168,238	2,321,422
Tata Elxsi Ltd.	10,900	744,678
Tata Motors Ltd.	519,583	3,959,583
Tata Power Co. Ltd. (The)	388,142	1,763,717
Tata Steel Ltd.	1,920,670	3,196,915
Tech Mahindra Ltd.	170,525	3,033,050
Thermax Ltd.	10,931	425,789
Titan Co. Ltd.	93,164	3,722,086
Torrent Pharmaceuticals Ltd.	26,462	1,040,676
Torrent Power Ltd.	44,112	803,070
Trent Ltd.	58,697	3,587,807
Tube Investments of India Ltd.	31,363	1,075,438
TVS Motor Co. Ltd.	118,609	3,748,235
UltraTech Cement Ltd.	26,275	3,620,760
Union Bank of India Ltd.	389,228	579,635
United Spirits Ltd.	46,793	865,291
UPL Ltd.	147,310	1,168,271
Varun Beverages Ltd.	347,030	2,142,522
Vedanta Ltd.	332,007	1,648,590
Vodafone Idea Ltd.(a)	6,308,742	530,619
Voltas Ltd.	64,018	938,300
Wipro Ltd.	664,596	1,898,147
Yes Bank Ltd.(a)	4,325,549	907,891
Zomato Ltd.(a)	1,873,818	5,128,610
Zydus Lifesciences Ltd.	49,536	521,527
		401,718,355
Indonesia — 0.1%
Adaro Energy Indonesia Tbk PT	4,744,900	543,529
Amman Mineral Internasional PT(a)	2,294,400	985,283
Astra International Tbk PT	6,296,500	1,819,852
Bank Central Asia Tbk PT	14,702,900	7,817,389
Bank Mandiri Persero Tbk PT	8,808,328	2,601,164
Bank Negara Indonesia Persero Tbk PT	4,681,476	1,179,728
Bank Rakyat Indonesia Persero Tbk PT	17,593,830	4,074,902
Barito Pacific Tbk PT	1,881,264	84,393
Chandra Asri Pacific Tbk PT	2,044,541	971,271
Charoen Pokphand Indonesia Tbk PT	2,389,745	681,445
GoTo Gojek Tokopedia Tbk PT(a)	254,810,900	1,300,048
Indofood Sukses Makmur Tbk PT	1,754,300	846,225
Kalbe Farma Tbk PT	6,437,900	530,644
Sumber Alfaria Trijaya Tbk PT	5,838,000	755,756
Telkom Indonesia Persero Tbk PT	12,339,600	1,944,951
United Tractors Tbk PT	455,306	622,230
		26,758,810
Ireland — 0.1%
AIB Group PLC	441,908	2,970,090
Bank of Ireland Group PLC	198,528	2,331,008
Kerry Group PLC, Class A	48,865	5,172,934
Kingspan Group PLC	33,991	2,868,311
		13,342,343
Israel — 0.2%
Azrieli Group Ltd.	10,219	743,988
Bank Hapoalim BM	348,958	5,118,722
Bank Leumi Le-Israel BM	364,909	5,182,083
Check Point Software Technologies Ltd.(a)(b)	22,796	5,005,090
CyberArk Software Ltd.(a)	12,063	4,248,106
Security	Shares	Value
Israel (continued)
Elbit Systems Ltd.	8,409	$3,233,093
Global-e Online Ltd.(a)	25,136	902,634
ICL Group Ltd.(b)	254,126	1,696,399
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A	284,594	2,125,770
Mizrahi Tefahot Bank Ltd.	47,538	2,407,205
Monday.com Ltd.(a)(b)	9,579	2,691,603
Nice Ltd.(a)	16,473	2,573,477
Nova Ltd.(a)(b)	7,850	1,515,622
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	303,074	4,700,678
Wix.com Ltd.(a)	14,979	2,540,289
		44,684,763
Italy — 0.7%
Amplifon SpA	30,525	584,216
Banco BPM SpA	286,444	3,197,436
BPER Banca SpA	135,070	1,097,050
CNH Industrial NV	237,164	2,743,988
Davide Campari-Milano NV(b)	183,022	1,228,121
DiaSorin SpA	6,732	769,311
Enel SpA	1,993,145	17,278,521
Eni SpA	589,033	8,435,859
Ferrari NV	33,010	15,111,343
FinecoBank Banca Fineco SpA	136,605	2,733,592
Generali	259,773	9,494,115
Infrastrutture Wireless Italiane SpA(c)	45,609	544,669
Intesa Sanpaolo SpA	3,998,481	21,345,031
Leonardo SpA	97,670	5,077,699
Mediobanca Banca di Credito Finanziario SpA	159,705	3,266,609
Moncler SpA	52,637	3,248,802
Nexi SpA(a)(c)	135,023	788,677
Poste Italiane SpA(c)	98,290	1,995,012
Prysmian SpA	68,468	3,761,099
Recordati Industria Chimica e Farmaceutica SpA	32,742	1,932,050
Snam SpA	593,925	3,408,820
Stellantis NV	542,220	5,045,589
Telecom Italia SpA/Milano(a)	3,091,893	1,224,496
Tenaris SA, NVS	126,502	2,109,413
Terna - Rete Elettrica Nazionale	440,511	4,380,357
UniCredit SpA	401,731	23,373,055
		144,174,930
Japan — 5.1%
Advantest Corp.	200,000	8,367,187
Aeon Co. Ltd.(b)	173,000	5,115,813
AGC Inc.	50,400	1,573,583
Aisin Corp.	136,900	1,738,810
Ajinomoto Co. Inc.	241,800	4,945,795
ANA Holdings Inc.	37,000	710,749
Asahi Group Holdings Ltd.	362,500	5,010,580
Asahi Kasei Corp.	310,400	2,163,097
Asics Corp.	175,800	3,778,653
Astellas Pharma Inc.	462,300	4,629,539
Bandai Namco Holdings Inc.	156,100	5,424,868
Bridgestone Corp.	149,400	6,247,184
Canon Inc.	247,600	7,640,868
Capcom Co. Ltd.	93,400	2,703,977
Central Japan Railway Co.	183,100	3,853,130
Chiba Bank Ltd. (The)	122,000	1,084,760
Chubu Electric Power Co. Inc.	174,300	2,263,341
Chugai Pharmaceutical Co. Ltd.	177,100	10,202,644
Concordia Financial Group Ltd.	277,400	1,794,210
Dai Nippon Printing Co. Ltd.	117,300	1,635,013

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Daifuku Co. Ltd.	86,800	$2,296,248
Dai-ichi Life Holdings Inc.	998,500	7,209,616
Daiichi Sankyo Co. Ltd.	469,700	12,015,212
Daikin Industries Ltd.	67,300	7,667,033
Daito Trust Construction Co. Ltd.	11,300	1,258,108
Daiwa House Industry Co. Ltd.	144,900	5,242,906
Daiwa Securities Group Inc.	375,400	2,468,602
Denso Corp.	486,000	6,275,198
Dentsu Group Inc.	55,700	1,167,813
Disco Corp.	24,400	4,720,899
East Japan Railway Co.	234,200	5,076,723
Eisai Co. Ltd.	65,200	1,884,539
ENEOS Holdings Inc.	790,980	3,807,958
FANUC Corp.	243,700	6,185,023
Fast Retailing Co. Ltd.(b)	49,800	16,381,450
Fuji Electric Co. Ltd.	34,100	1,516,315
FUJIFILM Holdings Corp.	280,800	5,751,450
Fujikura Ltd.	62,100	2,310,547
Fujitsu Ltd.	453,900	10,083,594
Hankyu Hanshin Holdings Inc.	61,500	1,754,114
Hikari Tsushin Inc.	5,400	1,497,839
Hitachi Ltd.	1,226,100	30,303,690
Honda Motor Co. Ltd.	1,168,400	11,888,166
Hoshizaki Corp.	30,300	1,288,238
Hoya Corp.	91,600	10,778,213
Hulic Co. Ltd.	124,800	1,305,022
Idemitsu Kosan Co. Ltd.	259,800	1,609,984
Inpex Corp.	259,700	3,248,715
Isuzu Motors Ltd.	173,600	2,334,648
ITOCHU Corp.	306,600	15,680,424
Japan Airlines Co. Ltd.	42,000	760,931
Japan Exchange Group Inc.	278,700	3,100,750
Japan Post Bank Co. Ltd.	478,900	4,924,023
Japan Post Holdings Co. Ltd.	533,900	5,189,648
Japan Post Insurance Co. Ltd.	50,200	1,009,178
Japan Tobacco Inc.	308,600	9,507,360
JFE Holdings Inc.	130,700	1,522,135
Kajima Corp.	120,900	2,886,807
Kansai Electric Power Co. Inc. (The)	243,400	2,998,794
Kao Corp.	121,900	5,219,944
Kawasaki Kisen Kaisha Ltd.	110,500	1,515,431
KDDI Corp.	809,000	14,338,399
Keyence Corp.	51,200	21,406,285
Kikkoman Corp.	176,100	1,723,873
Kirin Holdings Co. Ltd.	212,700	3,217,445
Kobe Bussan Co. Ltd.	45,000	1,375,206
Komatsu Ltd.	227,900	6,590,769
Konami Group Corp.	28,100	4,013,127
Kubota Corp.	259,800	3,018,977
Kyocera Corp.	334,700	3,966,773
Kyowa Kirin Co. Ltd.	55,800	871,295
Lasertec Corp.(b)	22,100	2,054,644
LY Corp.	732,300	2,769,574
M3 Inc.(a)	123,300	1,545,268
Makita Corp.	62,900	1,839,451
Marubeni Corp.	372,500	6,603,925
MatsukiyoCocokara & Co.	87,100	1,598,862
MEIJI Holdings Co. Ltd.	53,300	1,310,479
Minebea Mitsumi Inc.	105,500	1,546,210
Mitsubishi Chemical Group Corp.	314,700	1,529,932
Mitsubishi Corp.	905,100	17,184,753
Mitsubishi Electric Corp.	509,900	9,864,216
Security	Shares	Value
Japan (continued)
Mitsubishi Estate Co. Ltd.	273,600	$4,806,051
Mitsubishi HC Capital Inc.	146,600	1,037,068
Mitsubishi Heavy Industries Ltd.	847,200	16,700,719
Mitsubishi UFJ Financial Group Inc.	3,029,100	38,163,998
Mitsui & Co. Ltd.	670,700	13,562,305
Mitsui Fudosan Co. Ltd.	702,500	6,962,229
Mitsui OSK Lines Ltd.	91,300	3,040,639
Mizuho Financial Group Inc.	637,590	15,941,415
MonotaRO Co. Ltd.	75,300	1,448,235
MS&AD Insurance Group Holdings Inc.	346,900	7,884,967
Murata Manufacturing Co. Ltd.	436,500	6,218,623
NEC Corp.	316,000	7,692,331
Nexon Co. Ltd.	76,500	1,200,260
Nidec Corp.	219,600	3,902,582
Nintendo Co. Ltd.	288,500	23,951,267
Nippon Building Fund Inc.	2,198	2,040,204
Nippon Paint Holdings Co. Ltd.	264,500	2,015,164
Nippon Sanso Holdings Corp.	45,500	1,456,148
Nippon Steel Corp.	253,134	5,327,890
Nippon Telegraph & Telephone Corp.	7,919,400	8,277,962
Nippon Yusen KK	120,100	3,924,015
Nissan Motor Co. Ltd.(a)	537,800	1,280,302
Nissin Foods Holdings Co. Ltd.	51,000	1,124,490
Nitori Holdings Co. Ltd.	20,200	2,403,492
Nitto Denko Corp.	201,300	3,538,212
Nomura Holdings Inc.	782,700	4,362,426
Nomura Research Institute Ltd.	102,900	3,896,559
NTT Data Group Corp.	173,000	3,435,847
Obayashi Corp.	184,100	2,856,344
Obic Co. Ltd.	89,900	3,147,533
Olympus Corp.	314,300	4,118,270
Omron Corp.	48,100	1,427,846
Ono Pharmaceutical Co. Ltd.	109,300	1,258,144
Oracle Corp./Japan	8,800	1,057,948
Oriental Land Co. Ltd./Japan	284,200	6,019,213
ORIX Corp.	306,600	6,150,405
Osaka Gas Co. Ltd.	99,800	2,530,734
Otsuka Corp.	61,600	1,366,230
Otsuka Holdings Co. Ltd.	115,300	5,620,964
Pan Pacific International Holdings Corp.	101,400	3,121,846
Panasonic Holdings Corp.	615,200	7,053,860
Rakuten Group Inc.(a)	398,100	2,347,328
Recruit Holdings Co. Ltd.	376,800	20,880,467
Renesas Electronics Corp.	440,400	5,168,208
Resona Holdings Inc.	545,100	4,372,679
Ricoh Co. Ltd.	147,500	1,551,421
SBI Holdings Inc.	76,130	2,001,798
SCREEN Holdings Co. Ltd.	21,100	1,403,087
SCSK Corp.	53,300	1,394,084
Secom Co. Ltd.	98,700	3,629,241
Seiko Epson Corp.	87,000	1,206,957
Sekisui Chemical Co. Ltd.	102,400	1,789,329
Sekisui House Ltd.	158,600	3,646,245
Seven & i Holdings Co. Ltd.	569,000	8,376,033
SG Holdings Co. Ltd.	86,200	907,656
Shimadzu Corp.	65,100	1,666,392
Shimano Inc.	20,100	2,831,795
Shin-Etsu Chemical Co. Ltd.	472,800	14,387,999
Shionogi & Co. Ltd.	203,600	3,420,584
Shiseido Co. Ltd.	102,400	1,683,582
SMC Corp.	14,700	4,757,521
SoftBank Corp.	7,583,400	11,475,541

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
SoftBank Group Corp.	248,700	$12,576,668
Sompo Holdings Inc.	231,800	7,596,340
Sony Group Corp.	1,636,200	43,167,512
Subaru Corp.	150,900	2,732,485
Sumitomo Corp.	270,800	6,611,954
Sumitomo Electric Industries Ltd.	192,200	3,089,307
Sumitomo Metal Mining Co. Ltd.	65,000	1,442,156
Sumitomo Mitsui Financial Group Inc.	992,200	23,671,127
Sumitomo Mitsui Trust Group Inc.	173,016	4,280,196
Sumitomo Realty & Development Co. Ltd.	73,400	2,733,876
Suntory Beverage & Food Ltd.	41,700	1,457,033
Suzuki Motor Corp.	394,200	4,723,958
Sysmex Corp.	125,500	2,329,676
T&D Holdings Inc.	115,000	2,447,039
Taisei Corp.	45,700	2,477,945
Takeda Pharmaceutical Co. Ltd.	413,834	12,517,900
TDK Corp.	513,900	5,484,054
Terumo Corp.	346,400	6,630,346
TIS Inc.	59,100	1,705,814
Toho Co. Ltd./Tokyo	32,900	1,878,309
Tokio Marine Holdings Inc.	494,000	19,800,682
Tokyo Electron Ltd.	117,800	17,540,222
Tokyo Gas Co. Ltd.	100,000	3,322,279
Tokyo Metro Co. Ltd.	60,800	770,399
Tokyu Corp.	131,100	1,589,987
Toppan Holdings Inc.	60,500	1,698,389
Toray Industries Inc.	377,600	2,411,547
Toyota Industries Corp.	38,900	4,561,992
Toyota Motor Corp.	2,560,400	48,902,134
Toyota Tsusho Corp.	173,600	3,449,905
Trend Micro Inc./Japan	32,900	2,360,595
Unicharm Corp.	296,700	2,754,900
West Japan Railway Co.	121,000	2,545,355
Yakult Honsha Co. Ltd.	69,600	1,429,725
Yamaha Motor Co. Ltd.	233,600	1,834,632
Yaskawa Electric Corp.	62,500	1,316,830
Yokogawa Electric Corp.	61,400	1,328,705
Zensho Holdings Co. Ltd.	24,800	1,532,474
ZOZO Inc.	123,100	1,250,140
		1,023,073,823
Kuwait — 0.1%
Boubyan Bank KSCP	501,356	1,110,671
Kuwait Finance House KSCP	2,869,237	6,775,490
Mabanee Co. KPSC	264,624	684,655
Mobile Telecommunications Co. KSCP	610,937	943,706
National Bank of Kuwait SAKP	1,891,107	5,881,176
		15,395,698
Luxembourg — 0.0%
Zabka Group SA(a)	78,967	450,699
Malaysia — 0.1%
Axiata Group Bhd	352,300	171,462
CELCOMDIGI Bhd	1,068,683	946,931
CIMB Group Holdings Bhd	2,120,400	3,502,698
Gamuda Bhd	1,026,500	1,011,377
Genting Bhd	650,700	483,075
Hong Leong Bank Bhd	198,400	919,607
IHH Healthcare Bhd	687,600	1,102,710
Kuala Lumpur Kepong Bhd	87,200	396,750
Malayan Banking Bhd	1,606,200	3,722,059
Maxis Bhd	808,200	694,907
MISC Bhd	365,300	635,209
Security	Shares	Value
Malaysia (continued)
MR DIY Group M Bhd(b)(c)	954,000	$371,936
Nestle Malaysia Bhd	21,400	431,268
Petronas Chemicals Group Bhd	946,100	807,280
Petronas Gas Bhd	335,300	1,359,849
PPB Group Bhd	169,400	488,100
Press Metal Aluminium Holdings Bhd	1,163,400	1,322,283
Public Bank Bhd	3,644,750	3,778,343
RHB Bank Bhd	406,400	626,857
SD Guthrie Bhd	336,100	369,623
Telekom Malaysia Bhd	404,400	637,328
Tenaga Nasional Bhd(b)	791,200	2,544,610
YTL Corp. Bhd	902,500	401,381
YTL Power International Bhd(b)	843,200	667,972
		27,393,615
Mexico — 0.2%
Alfa SAB de CV, Class A(b)	649,400	474,537
America Movil SAB de CV, Series B, Class B	4,798,510	4,140,169
Arca Continental SAB de CV	118,000	1,241,766
Cemex SAB de CV, NVS	3,969,954	2,449,527
Coca-Cola Femsa SAB de CV	124,900	1,176,425
Fibra Uno Administracion SA de CV	674,500	869,845
Fomento Economico Mexicano SAB de CV	540,000	5,682,660
Gruma SAB de CV, Class B	42,125	805,016
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	76,200	841,404
Grupo Aeroportuario del Pacifico SAB de CV, Class B	99,455	2,019,276
Grupo Aeroportuario del Sureste SAB de CV, Class B	50,470	1,598,759
Grupo Bimbo SAB de CV, Series A, Class A	356,600	1,084,320
Grupo Carso SAB de CV, Series A1, Class A1	189,800	1,319,565
Grupo Comercial Chedraui SA de CV	69,900	452,075
Grupo Financiero Banorte SAB de CV, Class O	705,000	6,058,316
Grupo Financiero Inbursa SAB de CV, Class O(a)	593,300	1,525,114
Grupo Mexico SAB de CV, Series B, Class B	906,328	4,709,458
Industrias Penoles SAB de CV(a)	54,400	1,084,893
Kimberly-Clark de Mexico SAB de CV, Class A	306,900	541,013
Prologis Property Mexico SA de CV	261,150	930,182
Wal-Mart de Mexico SAB de CV	1,358,300	4,304,752
		43,309,072
Netherlands — 1.0%
ABN AMRO Bank NV, CVA(c)	120,188	2,490,637
Adyen NV(a)(c)	5,783	9,358,125
Aegon Ltd.	422,874	2,719,902
AerCap Holdings NV	52,509	5,565,954
Akzo Nobel NV	46,698	2,948,256
ASM International NV	13,209	6,456,387
ASML Holding NV	104,668	70,069,143
ASR Nederland NV	37,213	2,348,097
BE Semiconductor Industries NV	19,965	2,162,283
Coca-Cola Europacific Partners PLC	54,312	4,928,271
CVC Capital Partners PLC(a)(c)	44,454	793,188
DSM-Firmenich AG	49,079	5,331,607
EXOR NV, NVS	25,807	2,436,560
Heineken Holding NV	36,616	2,862,999
Heineken NV	74,327	6,653,394
IMCD NV	13,944	1,854,282
ING Groep NV	884,239	17,171,319
InPost SA(a)	46,372	783,310
JDE Peet's NV	29,059	703,487
Koninklijke Ahold Delhaize NV	250,280	10,276,258

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
Koninklijke KPN NV	956,180	$4,448,009
Koninklijke Philips NV(a)	213,395	5,415,926
NN Group NV	67,688	4,150,655
Prosus NV	376,127	17,634,561
Randstad NV	29,067	1,166,741
Universal Music Group NV	209,803	6,169,358
Wolters Kluwer NV	67,008	11,830,862
		208,729,571
New Zealand — 0.0%
Auckland International Airport Ltd.	389,104	1,738,080
Contact Energy Ltd.	209,047	1,101,255
Fisher & Paykel Healthcare Corp. Ltd.	164,384	3,316,121
Infratil Ltd.	240,264	1,505,909
Meridian Energy Ltd.	262,386	854,098
		8,515,463
Norway — 0.1%
Aker BP ASA	94,376	2,026,017
DNB Bank ASA	243,816	6,094,938
Equinor ASA	213,309	4,828,383
Gjensidige Forsikring ASA	33,914	793,548
Kongsberg Gruppen ASA	23,913	3,852,592
Mowi ASA	102,960	1,887,922
Norsk Hydro ASA	394,523	2,092,714
Orkla ASA	223,846	2,496,432
Salmar ASA	17,034	841,737
Telenor ASA	179,119	2,690,364
Yara International ASA	48,500	1,573,997
		29,178,644
Peru — 0.0%
Cia. de Minas Buenaventura SAA, ADR	51,625	731,010
Credicorp Ltd.	17,647	3,568,047
Southern Copper Corp.	24,819	2,221,797
		6,520,854
Philippines — 0.1%
Ayala Corp.	51,850	556,555
Ayala Land Inc.	2,372,800	1,064,436
Bank of the Philippine Islands	576,448	1,445,342
BDO Unibank Inc.	610,116	1,751,069
International Container Terminal Services Inc.	210,280	1,286,111
Jollibee Foods Corp.	179,700	738,132
Metropolitan Bank & Trust Co.	517,180	712,495
PLDT Inc.	16,515	384,742
SM Investments Corp.	70,920	1,103,974
SM Prime Holdings Inc.	3,169,425	1,383,541
		10,426,397
Poland — 0.1%
Allegro.eu SA (a)(c)	122,096	1,071,321
Bank Polska Kasa Opieki SA	57,603	2,887,156
CD Projekt SA	16,970	1,050,785
Dino Polska SA(a)(c)	13,849	1,941,455
KGHM Polska Miedz SA	43,891	1,401,109
LPP SA	303	1,240,104
mBank SA(a)(b)	2,468	537,739
ORLEN SA	139,947	2,527,211
PGE Polska Grupa Energetyczna SA(a)	132,716	289,867
Powszechna Kasa Oszczednosci Bank Polski SA	252,969	4,863,563
Powszechny Zaklad Ubezpieczen SA	163,618	2,552,572
Santander Bank Polska SA	9,521	1,464,408
		21,827,290
Security	Shares	Value
Portugal — 0.0%
Banco Espirito Santo SA, Registered,NVS(d)(e)	3	$—
EDP Renovaveis SA	77,222	723,165
EDP SA	818,788	3,227,386
Galp Energia SGPS SA	126,017	1,952,479
Jeronimo Martins SGPS SA	79,397	1,921,596
		7,824,626
Qatar — 0.1%
Commercial Bank PSQC (The)	900,003	1,062,945
Dukhan Bank	665,203	638,776
Industries Qatar QSC	463,619	1,597,434
Masraf Al Rayan QSC	1,481,824	908,953
Mesaieed Petrochemical Holding Co.	1,233,545	477,099
Ooredoo QPSC	433,604	1,543,177
Qatar Gas Transport Co. Ltd.	909,529	1,142,651
Qatar Islamic Bank QPSC	510,834	2,958,655
Qatar National Bank QPSC	1,185,219	5,430,351
		15,760,041
Russia — 0.0%
Alrosa PJSC(a)(d)	472,000	57
Mobile TeleSystems PJSC(a)(d)	482,206	59
Moscow Exchange MICEX-RTS PJSC(a)(d)	490,370	60
PhosAgro PJSC, New(a)(d)	511	5
Polyus PJSC(a)(d)	97,810	1
Rosneft Oil Co. PJSC(a)(d)	352,530	43
Sberbank of Russia PJSC(a)(d)	2,557,600	312
Severstal PAO(a)(d)	47,814	6
TCS Group Holding PLC, GDR(a)(d)(e)	35,279	4
X5 Retail Group NV, GDR(a)(d)	24,002	3
		550
Saudi Arabia — 0.4%
ACWA Power Co.	39,398	3,378,442
Ades Holding Co.	105,024	423,991
Al Rajhi Bank	520,195	13,513,598
Al Rajhi Co. for Co-operative Insurance(a)	7,207	252,002
Alinma Bank	383,833	2,972,889
Almarai Co. JSC	120,762	1,701,058
Arab National Bank	220,060	1,262,249
Arabian Internet & Communications Services Co.	5,329	407,773
Bank AlBilad	181,244	1,400,624
Bank Al-Jazira(a)	197,476	711,819
Banque Saudi Fransi	383,807	1,880,016
Bupa Arabia for Cooperative Insurance Co.	19,939	893,041
Co. for Cooperative Insurance (The)	17,265	640,048
Dar Al Arkan Real Estate Development Co.(a)	168,874	986,233
Dr Sulaiman Al Habib Medical Services Group Co.	22,005	1,679,741
Elm Co.	6,281	1,738,088
Etihad Etisalat Co.	108,568	1,817,692
Mouwasat Medical Services Co.	32,345	626,126
Riyad Bank	457,101	3,752,461
SABIC Agri-Nutrients Co.	69,269	1,824,725
Sahara International Petrochemical Co.	101,323	513,611
SAL Saudi Logistics Services	6,297	306,892
Saudi Arabian Mining Co.(a)	393,033	5,357,179
Saudi Arabian Oil Co.(c)	1,520,405	10,279,455
Saudi Awwal Bank	260,770	2,440,130
Saudi Basic Industries Corp.	243,609	3,961,703
Saudi Electricity Co.	223,911	894,165
Saudi Industrial Investment Group	77,468	312,457
Saudi Investment Bank (The)	117,622	472,563
Saudi Kayan Petrochemical Co.(a)	195,819	301,280
Saudi National Bank (The)	813,739	7,753,321

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia (continued)
Saudi Research & Media Group(a)	7,060	$326,160
Saudi Tadawul Group Holding Co.	12,524	613,512
Saudi Telecom Co.	485,120	6,158,970
Yanbu National Petrochemical Co.	64,223	547,552
		82,101,566
Singapore — 0.4%
CapitaLand Ascendas REIT	1,172,779	2,389,722
CapitaLand Integrated Commercial Trust	1,788,841	2,943,896
CapitaLand Investment Ltd./Singapore	858,500	1,809,367
DBS Group Holdings Ltd.	505,160	16,412,236
Genting Singapore Ltd.(b)	2,133,400	1,209,780
Grab Holdings Ltd., Class A(a)	557,363	2,719,931
Keppel Ltd.	439,100	2,207,663
Oversea-Chinese Banking Corp. Ltd.	927,200	11,474,808
Sea Ltd., ADR(a)(b)	97,436	13,061,296
Sembcorp Industries Ltd.	272,400	1,377,845
Singapore Airlines Ltd.(b)	323,300	1,659,148
Singapore Exchange Ltd.	176,600	1,942,751
Singapore Technologies Engineering Ltd.	432,300	2,454,703
Singapore Telecommunications Ltd.	2,039,700	5,901,248
United Overseas Bank Ltd.	318,900	8,469,613
Wilmar International Ltd.	425,000	996,829
Yangzijiang Shipbuilding Holdings Ltd.	611,400	1,047,306
		78,078,142
South Africa — 0.3%
Absa Group Ltd.	205,401	1,895,630
Anglo American Platinum Ltd.(b)	20,445	700,118
Anglogold Ashanti PLC, NVS	120,679	5,024,109
Aspen Pharmacare Holdings Ltd.	105,329	691,643
Bid Corp. Ltd.	105,065	2,640,569
Bidvest Group Ltd. (The)	85,142	1,079,377
Capitec Bank Holdings Ltd.	23,384	4,340,215
Clicks Group Ltd.	54,661	1,162,526
Discovery Ltd.	121,357	1,343,906
FirstRand Ltd.	1,297,299	5,079,368
Gold Fields Ltd.	245,909	5,515,482
Harmony Gold Mining Co. Ltd.	162,826	2,558,383
Impala Platinum Holdings Ltd.(a)	224,703	1,336,337
Kumba Iron Ore Ltd.	23,925	416,087
MTN Group Ltd.	457,260	3,026,291
Naspers Ltd., Class N	48,364	12,716,933
Nedbank Group Ltd.	147,839	2,014,370
NEPI Rockcastle NV	88,615	679,384
Old Mutual Ltd.	1,454,076	885,676
Pepkor Holdings Ltd.(c)	228,091	330,187
Reinet Investments SCA	31,273	821,298
Remgro Ltd.	98,028	844,692
Sanlam Ltd.	453,607	2,065,293
Sasol Ltd.(a)	159,553	551,106
Shoprite Holdings Ltd.	129,594	1,993,956
Standard Bank Group Ltd.	337,516	4,214,952
Vodacom Group Ltd.	119,982	887,775
Woolworths Holdings Ltd./South Africa	286,667	887,683
		65,703,346
South Korea — 0.9%
Alteogen Inc.(a)	10,981	2,708,574
Amorepacific Corp.	8,146	714,418
Celltrion Inc.	41,070	4,657,616
CJ CheilJedang Corp.	2,527	425,004
Coway Co. Ltd.	17,915	1,103,035
DB Insurance Co. Ltd.	8,850	570,164
Security	Shares	Value
South Korea (continued)
Doosan Bobcat Inc.	15,668	$538,674
Doosan Enerbility Co. Ltd.(a)	108,829	2,211,032
Ecopro BM Co. Ltd.(a)(b)	12,586	896,502
Ecopro Co. Ltd.(b)	27,895	997,274
Ecopro Materials Co. Ltd.(a)	4,858	189,129
Hana Financial Group Inc.	81,483	3,695,262
Hanjin Kal Corp.	6,952	387,118
Hankook Tire & Technology Co. Ltd.	18,903	549,053
Hanmi Semiconductor Co. Ltd.(b)	11,650	623,478
Hanwha Aerospace Co. Ltd.	8,222	4,620,793
Hanwha Ocean Co. Ltd.(a)	24,233	1,338,942
HD Hyundai Co. Ltd.	11,574	640,100
HD Hyundai Electric Co. Ltd.	6,219	1,353,408
HD Hyundai Heavy Industries Co. Ltd.	5,270	1,490,510
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	13,802	2,640,276
HLB Inc.(a)	36,047	1,437,481
HMM Co. Ltd.	73,812	949,992
HYBE Co. Ltd.	4,578	861,488
Hyundai Glovis Co. Ltd.	11,446	917,761
Hyundai Mobis Co. Ltd.	17,033	3,197,241
Hyundai Motor Co.	37,496	5,024,446
Hyundai Rotem Co. Ltd.	18,450	1,454,211
Industrial Bank of Korea	37,236	401,866
Kakao Corp.	90,380	2,428,035
KakaoBank Corp.	42,100	659,886
KB Financial Group Inc.	97,781	6,179,632
Kia Corp.	66,241	4,209,832
Korea Aerospace Industries Ltd.	24,015	1,405,612
Korea Electric Power Corp.	72,087	1,300,092
Korea Zinc Co. Ltd.	1,853	1,033,352
Korean Air Lines Co. Ltd.	35,198	518,919
Krafton Inc.(a)	7,411	1,940,215
KT&G Corp.	30,698	2,477,766
LG Chem Ltd.	13,872	2,102,444
LG Corp.	25,983	1,216,756
LG Display Co. Ltd.(a)	107,533	638,842
LG Electronics Inc.	29,582	1,484,886
LG Energy Solution Ltd.(a)(b)	12,080	2,756,067
LG H&H Co. Ltd.	2,907	688,789
LG Innotek Co. Ltd.	4,287	421,399
LG Uplus Corp.	30,970	261,498
LS Electric Co. Ltd.(b)	4,563	659,044
Meritz Financial Group Inc.	24,518	2,141,908
Mirae Asset Securities Co. Ltd.	64,379	535,139
NAVER Corp.	35,005	4,925,399
NCSoft Corp.	4,468	459,914
Orion Corp./Republic of Korea	7,240	627,555
POSCO Future M Co. Ltd.(a)(b)	8,427	739,840
POSCO Holdings Inc.	17,929	3,276,575
Posco International Corp.	13,678	471,544
Samsung Biologics Co. Ltd.(a)(c)	5,003	3,702,563
Samsung C&T Corp.	25,044	2,155,271
Samsung Electro-Mechanics Co. Ltd.	13,357	1,102,003
Samsung Electronics Co. Ltd.	1,248,787	48,724,590
Samsung Fire & Marine Insurance Co. Ltd.	8,052	2,124,340
Samsung Heavy Industries Co. Ltd.(a)(b)	214,569	2,198,389
Samsung Life Insurance Co. Ltd.	20,711	1,257,522
Samsung SDI Co. Ltd.	14,329	1,774,368
Samsung SDS Co. Ltd.	9,873	889,722
Shinhan Financial Group Co. Ltd.	103,455	3,738,860
SK Biopharmaceuticals Co. Ltd.(a)	8,921	668,962

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
SK Hynix Inc.	143,373	$17,889,090
SK Inc.	9,380	873,004
SK Innovation Co. Ltd.(b)	15,503	1,029,727
SK Square Co. Ltd.(a)	26,471	1,636,564
SK Telecom Co. Ltd.	14,580	557,055
SKC Co. Ltd.(a)(b)	6,217	446,008
S-Oil Corp.	11,194	408,870
Woori Financial Group Inc.	154,434	1,923,098
Yuhan Corp.	15,667	1,255,524
		186,511,318
Spain — 0.8%
Acciona SA	4,957	722,350
ACS Actividades de Construccion y Servicios SA	61,311	3,841,430
Aena SME SA(c)	16,859	4,235,249
Amadeus IT Group SA	114,069	8,978,713
Banco Bilbao Vizcaya Argentaria SA	1,554,314	21,331,466
Banco de Sabadell SA	1,353,138	3,948,164
Banco Santander SA	4,156,446	29,264,958
CaixaBank SA	1,066,207	8,171,630
Cellnex Telecom SA(c)	139,194	5,633,091
Endesa SA	82,113	2,466,065
Ferrovial SE	144,738	7,060,681
Grifols SA(a)	87,324	826,838
Iberdrola SA	1,655,069	29,834,032
Industria de Diseno Textil SA	270,207	14,530,376
Redeia Corp. SA	116,669	2,446,582
Repsol SA	333,070	4,071,337
Telefonica SA	1,163,700	5,978,209
		153,341,171
Sweden — 0.8%
AddTech AB, Class B	68,510	2,304,843
Alfa Laval AB	81,928	3,398,031
Assa Abloy AB, Class B	265,156	8,048,538
Atlas Copco AB, Class A	727,317	11,257,919
Atlas Copco AB, Class B	372,827	5,176,971
Beijer Ref AB, Class B	115,882	1,767,589
Boliden AB(a)	76,030	2,329,562
Epiroc AB, Class A	206,463	4,466,767
Epiroc AB, Class B	24,584	482,131
EQT AB	94,862	2,741,277
Essity AB, Class B	151,532	4,382,159
Evolution AB(c)	47,835	3,313,750
Fastighets AB Balder, Class B(a)	186,118	1,337,898
H & M Hennes & Mauritz AB, Class B	151,691	2,198,090
Hexagon AB, Class B	551,625	5,368,725
Holmen AB, Class B	24,032	950,201
Industrivarden AB, Class A	16,252	571,129
Industrivarden AB, Class C	49,270	1,730,200
Indutrade AB	68,755	1,860,073
Investment AB Latour, Class B	39,962	1,078,440
Investor AB, Class B	462,617	13,706,629
L E Lundbergforetagen AB, Class B	16,751	883,850
Lifco AB, Class B	72,996	2,826,021
Nibe Industrier AB, Class B	394,334	1,681,598
Nordea Bank Abp	855,212	11,843,786
Saab AB, Class B	86,155	4,011,765
Sagax AB, Class B	57,164	1,299,297
Sandvik AB	275,634	5,690,306
Securitas AB, Class B	122,768	1,945,474
Skandinaviska Enskilda Banken AB, Class A	424,275	6,732,256
Skanska AB, Class B	84,861	1,971,884
Security	Shares	Value
Sweden (continued)
SKF AB, Class B	94,944	$1,861,033
Svenska Cellulosa AB SCA, Class B	175,789	2,273,049
Svenska Handelsbanken AB, Class A	375,877	4,920,159
Swedbank AB, Class A	223,915	5,589,780
Swedish Orphan Biovitrum AB(a)	48,029	1,460,788
Tele2 AB, Class B	129,607	1,912,225
Telefonaktiebolaget LM Ericsson, Class B	741,838	6,266,587
Telia Co. AB	655,617	2,462,805
Trelleborg AB, Class B	49,665	1,712,532
Volvo AB, Class B	443,756	12,062,851
		157,878,968
Switzerland — 2.3%
ABB Ltd., Registered	418,741	22,114,024
Alcon AG	130,361	12,665,939
Avolta AG, Registered	24,763	1,128,394
Baloise Holding AG, Registered	11,389	2,533,739
Banque Cantonale Vaudoise, Registered	8,778	1,080,375
Barry Callebaut AG, Registered	865	775,485
BKW AG	5,428	1,088,245
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	253	3,687,221
Chocoladefabriken Lindt & Spruengli AG, Registered	30	4,249,276
Cie Financiere Richemont SA, Class A, Registered	141,258	24,961,023
EMS-Chemie Holding AG, Registered	1,756	1,294,701
Galderma Group AG	25,666	2,980,993
Geberit AG, Registered	9,378	6,496,331
Givaudan SA, Registered	2,414	11,646,004
Helvetia Holding AG, Registered	8,981	1,981,186
Holcim AG	130,564	14,590,252
Julius Baer Group Ltd.	59,911	3,885,111
Kuehne + Nagel International AG, Registered	13,164	3,031,630
Logitech International SA, Registered	43,140	3,278,212
Lonza Group AG, Registered	19,395	13,935,486
Nestle SA, Registered	685,434	72,955,802
Novartis AG, Registered	519,850	59,292,639
Partners Group Holding AG	5,894	7,722,739
Roche Holding AG, Bearer	7,927	2,757,618
Roche Holding AG, NVS	184,823	60,434,599
Sandoz Group AG	109,354	4,743,194
Schindler Holding AG, Participation Certificates, NVS	9,371	3,427,395
Schindler Holding AG, Registered	7,363	2,610,507
SGS SA	40,970	4,001,178
SIG Group AG	73,869	1,424,929
Sika AG, Registered	39,964	9,987,305
Sonova Holding AG, Registered	13,403	4,120,269
Straumann Holding AG	27,591	3,364,358
Swatch Group AG (The), Bearer	7,529	1,306,599
Swiss Life Holding AG, Registered	8,178	8,165,405
Swiss Prime Site AG, Registered	25,806	3,638,801
Swiss Re AG	78,643	14,116,750
Swisscom AG, Registered	6,756	4,505,462
Temenos AG, Registered	17,894	1,281,754
UBS Group AG, Registered	886,316	26,904,446
VAT Group AG(c)	7,295	2,633,423
Zurich Insurance Group AG	38,111	27,031,010
		463,829,809
Taiwan — 1.8%
Accton Technology Corp.	141,000	2,626,311
Acer Inc.	868,000	948,485

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Advantech Co. Ltd.	131,312	$1,375,646
Airtac International Group	35,393	972,112
Alchip Technologies Ltd.	21,000	1,403,340
ASE Technology Holding Co. Ltd.	865,873	3,689,656
Asia Cement Corp.	754,000	1,062,043
Asia Vital Components Co. Ltd.	93,000	1,365,496
Asustek Computer Inc.	190,000	3,474,510
AUO Corp.	1,790,400	688,856
Catcher Technology Co. Ltd.	155,000	1,055,119
Cathay Financial Holding Co. Ltd.	2,595,264	4,781,799
Chailease Holding Co. Ltd.	325,555	1,171,378
Chang Hwa Commercial Bank Ltd.	1,602,057	913,528
Cheng Shin Rubber Industry Co. Ltd.	413,000	637,885
China Airlines Ltd.	870,000	573,122
China Steel Corp.	3,102,305	2,006,239
Chunghwa Telecom Co. Ltd.	951,140	3,845,368
Compal Electronics Inc.	1,142,000	984,030
CTBC Financial Holding Co. Ltd.	4,518,142	5,567,432
Delta Electronics Inc.	506,000	5,301,967
E Ink Holdings Inc.	213,000	1,487,929
E.Sun Financial Holding Co. Ltd.	3,750,681	3,326,766
Eclat Textile Co. Ltd.	82,000	1,068,819
Elite Material Co. Ltd.	82,690	1,439,089
eMemory Technology Inc.	18,000	1,449,387
Eva Airways Corp.	729,000	875,623
Evergreen Marine Corp. Taiwan Ltd.	302,000	1,956,652
Far EasTone Telecommunications Co. Ltd.	445,000	1,193,293
Feng TAY Enterprise Co. Ltd.	152,096	538,393
First Financial Holding Co. Ltd.	2,854,670	2,273,195
Formosa Chemicals & Fibre Corp.	1,010,000	789,270
Formosa Plastics Corp.	1,096,160	1,167,885
Fortune Electric Co. Ltd.	45,700	602,342
Fubon Financial Holding Co. Ltd.	2,135,210	5,659,225
Gigabyte Technology Co. Ltd.	134,000	967,348
Global Unichip Corp.	24,000	771,005
Globalwafers Co. Ltd.	71,000	685,225
Hon Hai Precision Industry Co. Ltd.	3,260,000	14,524,267
Hotai Motor Co. Ltd.	78,000	1,518,236
Hua Nan Financial Holdings Co. Ltd.	2,312,062	1,957,664
Innolux Corp.	2,247,798	962,640
International Games System Co. Ltd.	67,000	1,737,035
Inventec Corp.	706,000	901,809
Jentech Precision Industrial Co. Ltd.	24,000	755,753
KGI Financial Holding Co. Ltd.	4,231,000	2,194,517
Largan Precision Co. Ltd.	22,000	1,568,416
Lite-On Technology Corp.	632,000	1,911,311
Lotes Co. Ltd.	26,000	1,022,313
MediaTek Inc.	396,000	16,827,255
Mega Financial Holding Co. Ltd.	3,117,973	3,692,554
Micro-Star International Co. Ltd.	208,000	909,703
Nan Ya Plastics Corp.	1,260,830	1,208,264
Novatek Microelectronics Corp.	161,000	2,618,383
Pegatron Corp.	533,000	1,354,232
PharmaEssentia Corp.(a)	74,000	1,216,627
Pou Chen Corp.	575,000	592,117
President Chain Store Corp.	175,000	1,431,074
Quanta Computer Inc.	711,000	5,341,520
Realtek Semiconductor Corp.	124,000	2,038,444
Ruentex Development Co. Ltd.	445,600	458,675
Shanghai Commercial & Savings Bank Ltd. (The)	1,062,851	1,567,353
Shin Kong Financial Holding Co. Ltd.(a)	3,919,000	1,446,168
Silergy Corp.	100,000	1,260,630
Security	Shares	Value
Taiwan (continued)
SinoPac Financial Holdings Co. Ltd.	2,898,034	$1,936,531
Synnex Technology International Corp.	325,000	721,024
Taishin Financial Holding Co. Ltd.	2,677,865	1,399,371
Taiwan Cooperative Financial Holding Co. Ltd.	3,207,131	2,449,508
Taiwan High Speed Rail Corp.	789,000	669,831
Taiwan Mobile Co. Ltd.	532,000	1,888,869
Taiwan Semiconductor Manufacturing Co. Ltd.	6,498,000	184,117,914
TCC Group Holdings Co. Ltd.	1,733,227	1,610,701
Unimicron Technology Corp.	388,000	1,144,625
Uni-President Enterprises Corp.	1,250,600	3,005,396
United Microelectronics Corp.	3,023,000	4,242,027
Vanguard International Semiconductor Corp.	342,737	967,550
Voltronic Power Technology Corp.	20,000	937,825
Wan Hai Lines Ltd.	234,600	609,766
Wistron Corp.	750,000	2,406,567
Wiwynn Corp.	29,000	1,745,257
WPG Holdings Ltd.	415,000	879,212
Yageo Corp.	117,586	1,685,970
Yang Ming Marine Transport Corp.	525,000	1,121,651
Yuanta Financial Holding Co. Ltd.	2,698,297	2,643,684
Zhen Ding Technology Holding Ltd.	198,000	606,555
		358,502,562
Thailand — 0.1%
Advanced Info Service PCL, NVDR(b)	452,500	3,991,354
Airports of Thailand PCL, NVDR(b)	1,670,600	1,907,799
Bangkok Dusit Medical Services PCL, NVDR(b)	3,376,800	2,421,625
Central Pattana PCL, NVDR(b)	1,028,600	1,555,080
Charoen Pokphand Foods PCL, NVDR	2,409,200	1,908,284
CP ALL PCL, NVDR	1,898,500	2,923,257
CP Axtra PCL	938,091	708,194
Delta Electronics Thailand PCL, NVDR(b)	908,200	2,662,155
Gulf Development PCL(a)	1,186,776	1,740,818
PTT Exploration & Production PCL, NVDR(b)	570,600	1,698,151
PTT PCL, NVDR(b)	2,606,700	2,417,402
Siam Cement PCL (The), NVDR(b)	237,800	1,136,284
True Corp. PCL, NVDR(a)(b)	3,093,090	1,119,806
		26,190,209
Turkey — 0.1%
Akbank TAS	873,275	1,109,688
Aselsan Elektronik Sanayi Ve Ticaret A/S	435,627	1,534,660
BIM Birlesik Magazalar A/S	137,090	1,610,568
Coca-Cola Icecek A/S	248,098	336,666
Eregli Demir ve Celik Fabrikalari TAS	897,332	526,930
Ford Otomotiv Sanayi AS	14,179	327,138
Haci Omer Sabanci Holding AS	236,744	452,825
KOC Holding AS	174,031	626,588
Pegasus Hava Tasimaciligi AS(a)	61,680	358,715
Sasa Polyester Sanayi AS(a)(b)	2,163,096	238,596
Turk Hava Yollari AO(a)	148,676	1,103,164
Turkcell Iletisim Hizmetleri AS	381,536	894,913
Turkiye Is Bankasi AS, Class C	2,065,879	556,228
Turkiye Petrol Rafinerileri AS	270,991	880,809
Turkiye Sise ve Cam Fabrikalari AS(b)	403,394	360,413
Yapi ve Kredi Bankasi A/S(a)(b)	721,997	429,397
		11,347,298
United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	751,053	2,379,973
Abu Dhabi Islamic Bank PJSC	368,706	1,835,701
Abu Dhabi National Oil Co. for Distribution PJSC	774,855	711,058
ADNOC Drilling Co. PJSC	504,170	672,653
Aldar Properties PJSC	1,062,611	2,392,951

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Arab Emirates (continued)
Americana Restaurants International PLC - Foreign Co.	956,363	$588,259
Dubai Islamic Bank PJSC	715,845	1,474,849
Emaar Development PJSC	262,775	957,611
Emaar Properties PJSC	1,748,822	6,248,981
Emirates NBD Bank PJSC	627,558	3,512,115
Emirates Telecommunications Group Co. PJSC	921,511	4,365,389
First Abu Dhabi Bank PJSC	1,199,021	4,905,924
Multiply Group PJSC(a)	851,375	500,209
		30,545,673
United Kingdom — 3.4%
3i Group PLC	275,947	15,643,717
Admiral Group PLC	52,830	2,297,707
Anglo American PLC	322,026	8,790,789
Antofagasta PLC	115,330	2,530,978
Ashtead Group PLC	123,823	6,628,544
Associated British Foods PLC	91,435	2,520,419
AstraZeneca PLC	408,809	58,568,758
Auto Trader Group PLC(c)	270,803	3,042,433
Aviva PLC	626,758	4,695,922
BAE Systems PLC	815,944	18,915,734
Barclays PLC	4,017,297	16,003,469
Barratt Redrow PLC	270,772	1,688,044
BP PLC	4,143,439	19,131,878
British American Tobacco PLC	540,715	23,552,651
BT Group PLC	1,773,044	4,115,157
Bunzl PLC	71,919	2,260,019
Centrica PLC	1,183,125	2,533,108
Coca-Cola HBC AG, Class DI	62,782	3,269,292
Compass Group PLC	434,804	14,659,339
Croda International PLC	27,787	1,096,856
DCC PLC	23,649	1,545,648
Diageo PLC	568,949	15,976,310
Entain PLC	157,117	1,343,179
Experian PLC	244,661	12,172,140
Glencore PLC	2,632,393	8,630,917
GSK PLC	1,049,088	20,753,788
Haleon PLC	2,252,201	11,332,783
Halma PLC	84,331	3,112,795
Hikma Pharmaceuticals PLC	33,642	891,498
HSBC Holdings PLC	4,786,246	53,354,100
Imperial Brands PLC	239,794	9,839,480
Informa PLC	290,015	2,833,136
InterContinental Hotels Group PLC	37,125	3,961,607
Intertek Group PLC	46,783	2,873,174
J Sainsbury PLC	509,912	1,812,285
JD Sports Fashion PLC	584,625	615,496
Kingfisher PLC	598,268	2,299,440
Land Securities Group PLC	222,069	1,759,739
Legal & General Group PLC	1,585,875	4,994,049
Lloyds Banking Group PLC	17,345,108	17,041,181
London Stock Exchange Group PLC	125,333	19,515,786
M&G PLC	567,500	1,574,748
Marks & Spencer Group PLC	443,036	2,302,256
Melrose Industries PLC	332,219	1,931,293
Mondi PLC, NVS	70,292	1,066,972
National Grid PLC	1,289,884	18,618,315
NatWest Group PLC, NVS	2,017,465	12,976,916
Next PLC	32,555	5,370,810
NMC Health PLC, NVS(a)(d)	19,275	—
Pearson PLC	189,883	3,044,059
Phoenix Group Holdings PLC	185,086	1,480,750
Security	Shares	Value
United Kingdom (continued)
Prudential PLC	714,531	$7,597,447
Reckitt Benckiser Group PLC	177,041	11,427,383
RELX PLC	502,476	27,422,699
Rentokil Initial PLC	648,301	2,970,056
Rio Tinto PLC	308,128	18,361,175
Rolls-Royce Holdings PLC	2,218,245	22,454,121
Sage Group PLC (The)	242,119	4,014,004
Schroders PLC	115,045	506,909
Segro PLC	330,671	3,008,000
Severn Trent PLC	85,403	3,176,758
Shell PLC	1,631,076	52,637,672
Smith & Nephew PLC	237,029	3,335,610
Smiths Group PLC	83,374	2,077,646
Spirax Group PLC	16,043	1,264,445
SSE PLC	268,264	6,048,299
Standard Chartered PLC	610,357	8,791,128
Tesco PLC	1,827,632	9,044,954
Unilever PLC	647,986	41,257,191
United Utilities Group PLC	126,830	1,906,808
Vodafone Group PLC	6,190,656	6,083,559
Whitbread PLC	41,305	1,434,565
Wise PLC, Class A(a)	157,688	2,068,299
WPP PLC	331,474	2,569,770
		696,427,962
United States — 63.6%
3M Co.	145,531	20,215,711
A O Smith Corp.	35,706	2,423,009
Abbott Laboratories	457,349	59,798,382
AbbVie Inc.	465,850	90,887,335
Accenture PLC, Class A	164,265	49,139,875
Adobe Inc.(a)	115,464	43,296,691
Advanced Micro Devices Inc.(a)	428,738	41,737,644
AECOM	36,103	3,561,561
Aflac Inc.	139,275	15,136,407
Agilent Technologies Inc.	77,678	8,358,153
Air Products and Chemicals Inc.	58,389	15,828,674
Airbnb Inc., Class A(a)	116,026	14,145,890
Akamai Technologies Inc.(a)	39,432	3,177,431
Albemarle Corp.	29,674	1,737,413
Albertsons Companies Inc., Class A	88,787	1,951,538
Alexandria Real Estate Equities Inc.	44,576	3,238,892
Align Technology Inc.(a)	18,837	3,264,452
Allegion PLC	24,078	3,351,658
Alliant Energy Corp.	73,176	4,466,663
Allstate Corp. (The)	68,976	13,684,149
Ally Financial Inc.	75,189	2,455,673
Alnylam Pharmaceuticals Inc.(a)	34,648	9,120,740
Alphabet Inc., Class A	1,539,670	244,499,596
Alphabet Inc., Class C, NVS	1,315,745	211,690,213
Altria Group Inc.	453,155	26,804,118
Amazon.com Inc.(a)	2,495,809	460,277,096
Amcor PLC	393,361	3,618,921
Ameren Corp.	70,691	7,015,375
American Electric Power Co. Inc.	140,457	15,217,111
American Express Co.	148,726	39,622,094
American Financial Group Inc./OH	20,543	2,601,976
American Homes 4 Rent, Class A	87,224	3,261,305
American International Group Inc.	164,951	13,446,806
American Tower Corp.	123,323	27,798,237
American Water Works Co. Inc.	51,564	7,580,424
Ameriprise Financial Inc.	25,235	11,886,190
AMETEK Inc.	60,472	10,254,842

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Amgen Inc.	141,735	$41,233,546
Amphenol Corp., Class A	319,547	24,589,142
Analog Devices Inc.	130,845	25,504,307
Annaly Capital Management Inc.	123,619	2,422,932
Ansys Inc.(a)	23,503	7,565,146
Aon PLC, Class A	51,142	18,144,670
Apollo Global Management Inc.	105,051	14,337,360
Apple Inc.	3,967,636	843,122,650
Applied Materials Inc.	216,955	32,697,288
AppLovin Corp., Class A(a)	55,517	14,951,283
Aptiv PLC(a)	68,000	3,880,080
Arch Capital Group Ltd.	97,911	8,878,569
Archer-Daniels-Midland Co.	124,966	5,967,126
Ares Management Corp., Class A	50,550	7,710,391
Arista Networks Inc.(a)	282,625	23,251,559
Arthur J Gallagher & Co.	65,627	21,045,923
Assurant Inc.	14,580	2,810,149
AT&T Inc.	1,865,228	51,666,816
Atlassian Corp., Class A, NVS(a)	42,272	9,651,120
Atmos Energy Corp.	41,720	6,701,484
Autodesk Inc.(a)	56,730	15,558,202
Automatic Data Processing Inc.	107,354	32,270,612
AutoZone Inc.(a)	4,498	16,924,175
AvalonBay Communities Inc.	38,696	8,125,386
Avantor Inc.(a)	177,278	2,302,841
Avery Dennison Corp.	22,749	3,892,581
Axon Enterprise Inc.(a)	19,376	11,883,301
Baker Hughes Co., Class A	263,738	9,336,325
Ball Corp.	81,812	4,249,315
Bank of America Corp.	1,807,395	72,078,913
Bank of New York Mellon Corp. (The)	189,407	15,230,217
Baxter International Inc.	130,324	4,062,199
Becton Dickinson & Co.	76,883	15,921,700
Bentley Systems Inc., Class B	45,322	1,948,393
Berkshire Hathaway Inc., Class B(a)	350,256	186,774,012
Best Buy Co. Inc.	54,701	3,648,010
Biogen Inc.(a)	37,838	4,581,425
BioMarin Pharmaceutical Inc.(a)	49,853	3,175,138
Bio-Rad Laboratories Inc., Class A(a)	5,931	1,447,638
Bio-Techne Corp.	41,102	2,069,486
Blackrock Inc.(f)	39,015	35,669,854
Blackstone Inc., NVS	189,884	25,009,622
Block Inc.(a)	145,557	8,510,718
Boeing Co. (The)(a)	196,908	36,081,422
Booking Holdings Inc.	8,721	44,470,821
Booz Allen Hamilton Holding Corp., Class A	35,756	4,291,435
Boston Scientific Corp.(a)	388,691	39,984,643
Bristol-Myers Squibb Co.	535,683	26,891,287
Broadcom Inc.	1,174,809	226,115,488
Broadridge Financial Solutions Inc.	30,080	7,291,392
Brown & Brown Inc.	63,301	7,001,091
Brown-Forman Corp., Class B	44,440	1,548,290
Builders FirstSource Inc.(a)	31,775	3,801,243
Bunge Global SA	36,016	2,835,180
Burlington Stores Inc.(a)(b)	16,960	3,816,678
BXP Inc.	38,642	2,462,655
Cadence Design Systems Inc.(a)	72,505	21,587,639
Camden Property Trust	29,569	3,364,952
Capital One Financial Corp.	100,012	18,028,163
Cardinal Health Inc.	65,656	9,276,536
Carlisle Companies Inc.	12,956	4,916,543
Carlyle Group Inc. (The)	60,086	2,321,723
Security	Shares	Value
United States (continued)
CarMax Inc.(a)	41,691	$2,696,157
Carnival Corp.(a)	267,829	4,911,984
Carrier Global Corp.	214,284	13,401,321
Carvana Co., Class A(a)	31,608	7,723,415
Caterpillar Inc.	127,815	39,529,345
Cboe Global Markets Inc.	26,535	5,885,463
CBRE Group Inc., Class A(a)	81,950	10,012,651
CDW Corp.	34,505	5,540,123
Cencora Inc.	46,558	13,626,130
Centene Corp.(a)	136,469	8,167,670
CenterPoint Energy Inc.	180,544	7,001,496
CF Industries Holdings Inc.	49,189	3,854,942
CH Robinson Worldwide Inc.	31,124	2,776,883
Charles Schwab Corp. (The)	451,141	36,722,877
Charter Communications Inc., Class A(a)	24,798	9,717,344
Cheniere Energy Inc.	60,119	13,894,102
Chevron Corp.	450,285	61,265,777
Chipotle Mexican Grill Inc., Class A(a)	362,632	18,320,169
Chubb Ltd.	100,179	28,659,208
Church & Dwight Co. Inc.	64,568	6,414,185
Cigna Group (The)	73,485	24,987,839
Cincinnati Financial Corp.	41,177	5,732,250
Cintas Corp.	94,997	20,108,965
Cisco Systems Inc.	1,050,353	60,636,879
Citigroup Inc.	501,873	34,318,076
Citizens Financial Group Inc.	125,819	4,641,463
Clorox Co. (The)	33,489	4,765,485
Cloudflare Inc., Class A(a)(b)	80,500	9,722,790
CME Group Inc.	94,829	26,275,219
CMS Energy Corp.	73,980	5,448,627
Coca-Cola Co. (The)	1,076,311	78,086,363
Cognizant Technology Solutions Corp., Class A	131,011	9,638,479
Coinbase Global Inc., Class A(a)	52,118	10,574,221
Colgate-Palmolive Co.	204,445	18,847,785
Comcast Corp., Class A	1,012,410	34,624,422
Conagra Brands Inc.	128,732	3,180,968
ConocoPhillips	344,403	30,693,195
Consolidated Edison Inc.	91,280	10,291,820
Constellation Brands Inc., Class A	42,784	8,023,711
Constellation Energy Corp.	82,844	18,510,663
Cooper Companies Inc. (The)(a)	53,768	4,391,233
Copart Inc.(a)	226,865	13,845,571
Corning Inc.	212,507	9,431,061
Corpay Inc.(a)	18,119	5,895,379
Corteva Inc.	180,686	11,200,725
CoStar Group Inc.(a)	111,200	8,247,704
Costco Wholesale Corp.	116,826	116,183,457
Coterra Energy Inc.	196,372	4,822,896
CRH PLC	179,061	17,086,001
Crowdstrike Holdings Inc., Class A(a)	65,012	27,881,696
Crown Castle Inc.	114,071	12,064,149
Crown Holdings Inc.	32,100	3,092,193
CSX Corp.	502,537	14,106,214
Cummins Inc.	36,451	10,710,762
CVS Health Corp.	329,242	21,963,734
Danaher Corp.	170,886	34,062,706
Darden Restaurants Inc.	32,686	6,558,119
Datadog Inc., Class A(a)	74,691	7,630,433
DaVita Inc.(a)	13,974	1,978,020
Dayforce Inc.(a)(b)	36,510	2,112,834
Deckers Outdoor Corp.(a)	42,205	4,677,580
Deere & Co.	67,866	31,459,963

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Dell Technologies Inc., Class C	85,065	$7,805,564
Delta Air Lines Inc.	40,577	1,689,221
Devon Energy Corp.	162,877	4,953,090
Dexcom Inc.(a)	105,955	7,563,068
Diamondback Energy Inc.	50,407	6,654,228
Dick's Sporting Goods Inc.	15,590	2,926,867
Digital Realty Trust Inc.	88,849	14,263,818
Discover Financial Services	66,896	12,219,892
DocuSign Inc., Class A(a)	54,705	4,472,134
Dollar General Corp.	57,885	5,423,246
Dollar Tree Inc.(a)	53,490	4,373,877
Dominion Energy Inc.	219,899	11,958,108
Domino's Pizza Inc.	9,298	4,559,460
DoorDash Inc., Class A(a)	91,801	17,707,495
Dover Corp.	37,647	6,424,461
Dow Inc.	183,887	5,625,103
DR Horton Inc.	77,814	9,831,021
DraftKings Inc., Class A (a)	113,457	3,776,984
DTE Energy Co.	54,052	7,405,124
Duke Energy Corp.	200,657	24,484,167
DuPont de Nemours Inc.	111,389	7,350,560
Dynatrace Inc.(a)	75,030	3,524,159
Eastman Chemical Co.	29,525	2,273,425
Eaton Corp. PLC	105,098	30,937,698
eBay Inc.	132,243	9,013,683
Ecolab Inc.	68,057	17,111,572
Edison International	100,550	5,380,430
Edwards Lifesciences Corp.(a)	157,846	11,915,795
Electronic Arts Inc.	66,610	9,664,445
Elevance Health Inc.	60,612	25,492,195
Eli Lilly & Co.	212,811	191,306,448
EMCOR Group Inc.	11,987	4,803,191
Emerson Electric Co.	149,268	15,689,559
Entegris Inc.	40,006	3,165,275
Entergy Corp.	110,900	9,223,553
EOG Resources Inc.	148,899	16,428,027
EPAM Systems Inc.(a)	15,422	2,419,866
EQT Corp.	154,209	7,624,093
Equifax Inc.	32,808	8,534,345
Equinix Inc.	25,459	21,913,834
Equitable Holdings Inc.	81,535	4,031,906
Equity LifeStyle Properties Inc.	50,392	3,264,394
Equity Residential	90,896	6,386,353
Erie Indemnity Co., Class A, NVS	6,790	2,435,030
Essential Utilities Inc.	70,463	2,898,143
Essex Property Trust Inc.	18,233	5,089,742
Estee Lauder Companies Inc. (The), Class A	60,033	3,599,579
Everest Group Ltd.	10,744	3,855,270
Evergy Inc.	62,139	4,293,805
Eversource Energy	99,237	5,902,617
Exact Sciences Corp.(a)	50,370	2,298,887
Exelon Corp.	265,553	12,454,436
Expand Energy Corp.	54,114	5,622,445
Expedia Group Inc.	33,896	5,319,299
Expeditors International of Washington Inc.	37,403	4,110,964
Extra Space Storage Inc.	56,614	8,295,083
Exxon Mobil Corp.	1,161,010	122,637,486
F5 Inc.(a)	16,102	4,262,843
FactSet Research Systems Inc.	10,177	4,398,703
Fair Isaac Corp.(a)	6,491	12,915,013
Fastenal Co.	153,256	12,409,138
FedEx Corp.	61,167	12,865,255
Security	Shares	Value
United States (continued)
Ferguson Enterprises Inc.	53,918	$9,147,728
Fidelity National Financial Inc.	73,541	4,710,301
Fidelity National Information Services Inc.	147,430	11,629,278
Fifth Third Bancorp	175,656	6,313,077
First Citizens BancShares Inc./NC, Class A	2,704	4,810,795
First Solar Inc.(a)	26,705	3,360,023
FirstEnergy Corp.	144,958	6,215,799
Fiserv Inc.(a)	150,169	27,716,692
Flutter Entertainment PLC, Class DI(a)	46,800	11,278,332
Ford Motor Co.	1,013,144	10,141,571
Fortinet Inc.(a)	172,908	17,940,934
Fortive Corp.	89,469	6,235,095
Fortune Brands Innovations Inc., NVS	31,292	1,684,135
Fox Corp., Class A, NVS	58,275	2,901,512
Fox Corp., Class B	37,436	1,731,041
Franklin Resources Inc.	76,776	1,440,318
Freeport-McMoRan Inc.	375,937	13,545,010
Gaming and Leisure Properties Inc.	68,575	3,281,999
Garmin Ltd.	41,750	7,801,822
Gartner Inc.(a)	20,079	8,454,865
GE HealthCare Technologies Inc., NVS(a)	118,691	8,347,538
GE Vernova Inc.	72,791	26,992,359
Gen Digital Inc.	152,387	3,942,252
General Dynamics Corp.	60,346	16,421,354
General Electric Co.	287,013	57,844,600
General Mills Inc.	147,172	8,350,539
General Motors Co.	290,261	13,131,408
Genuine Parts Co.	37,549	4,413,885
Gilead Sciences Inc.	329,963	35,154,258
Global Payments Inc.	67,042	5,115,975
GoDaddy Inc., Class A(a)	37,416	7,046,555
Goldman Sachs Group Inc. (The)	82,746	45,307,572
Graco Inc.	45,173	3,686,569
Halliburton Co.	228,825	4,535,311
Hartford Insurance Group Inc. (The)	76,765	9,416,763
HCA Healthcare Inc.	50,137	17,301,276
Healthpeak Properties Inc.	181,871	3,244,579
HEICO Corp.	12,936	3,243,831
HEICO Corp., Class A	19,691	3,956,513
Hershey Co. (The)	38,523	6,440,660
Hess Corp.	72,435	9,347,737
Hewlett Packard Enterprise Co.	335,781	5,446,368
Hilton Worldwide Holdings Inc.	64,496	14,542,558
Hologic Inc.(a)	64,887	3,776,423
Home Depot Inc. (The)	261,450	94,250,110
Honeywell International Inc.	171,337	36,066,438
Hormel Foods Corp.	77,007	2,302,509
Host Hotels & Resorts Inc.	183,822	2,595,567
Howmet Aerospace Inc.	103,378	14,326,123
HP Inc.	255,493	6,532,956
Hubbell Inc., Class B	13,841	5,026,774
HubSpot Inc.(a)	12,600	7,704,900
Humana Inc.	31,800	8,339,232
Huntington Bancshares Inc./Ohio	403,496	5,862,797
Hyatt Hotels Corp., Class A	10,256	1,155,646
IDEX Corp.	21,414	3,725,394
IDEXX Laboratories Inc.(a)	21,998	9,517,435
Illinois Tool Works Inc.	77,147	18,508,337
Illumina Inc.(a)	41,868	3,248,957
Incyte Corp.(a)	45,772	2,868,074
Ingersoll Rand Inc.	110,107	8,305,371
Insulet Corp.(a)	18,850	4,755,666

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Intel Corp.	1,135,052	$22,814,545
Interactive Brokers Group Inc., Class A	28,734	4,937,938
Intercontinental Exchange Inc.	149,914	25,181,055
International Business Machines Corp.	242,754	58,702,772
International Flavors & Fragrances Inc.	67,791	5,318,882
International Paper Co.	125,607	5,737,728
Interpublic Group of Companies Inc. (The)	102,776	2,581,733
Intuit Inc.	73,980	46,420,231
Intuitive Surgical Inc.(a)	94,451	48,717,826
Invitation Homes Inc.	154,113	5,269,123
IQVIA Holdings Inc.(a)	48,458	7,514,382
Iron Mountain Inc.	78,744	7,060,974
J.M. Smucker Co. (The)	26,476	3,078,365
Jabil Inc.(b)	32,109	4,705,895
Jack Henry & Associates Inc.	19,561	3,392,464
Jacobs Solutions Inc., NVS	32,174	3,983,141
JB Hunt Transport Services Inc.	22,388	2,923,425
Johnson & Johnson	635,135	99,277,952
Johnson Controls International PLC	177,765	14,914,483
JPMorgan Chase & Co.	742,556	181,644,049
Juniper Networks Inc.	87,661	3,183,848
Kellanova	71,239	5,896,452
Kenvue Inc.	515,141	12,157,328
Keurig Dr Pepper Inc.	314,255	10,870,080
KeyCorp	236,829	3,514,542
Keysight Technologies Inc.(a)	45,685	6,642,599
Kimberly-Clark Corp.	87,847	11,576,478
Kimco Realty Corp.	176,700	3,530,466
Kinder Morgan Inc.	528,656	13,903,653
KKR & Co. Inc.	165,763	18,941,738
KLA Corp.	35,222	24,750,147
Kraft Heinz Co. (The)	235,213	6,844,698
Kroger Co. (The)	180,280	13,018,019
L3Harris Technologies Inc.	49,444	10,878,669
Labcorp Holdings Inc.	22,192	5,348,494
Lam Research Corp.	341,673	24,487,704
Las Vegas Sands Corp.	92,027	3,374,630
Leidos Holdings Inc.	34,442	5,069,174
Lennar Corp., Class A	63,992	6,950,171
Lennox International Inc.	8,491	4,642,454
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	52,901	4,690,732
Linde PLC	124,871	56,595,283
Live Nation Entertainment Inc.(a)	43,097	5,708,198
LKQ Corp.	72,135	2,756,278
Lockheed Martin Corp.	56,326	26,909,746
Loews Corp.	48,905	4,246,421
Lowe's Companies Inc.	149,903	33,512,315
LPL Financial Holdings Inc.	19,892	6,361,263
Lululemon Athletica Inc.(a)	29,049	7,865,598
LyondellBasell Industries NV, Class A	66,305	3,859,614
M&T Bank Corp.	44,911	7,624,091
Manhattan Associates Inc.(a)	16,358	2,901,746
Marathon Petroleum Corp.	83,465	11,468,926
Markel Group Inc.(a)(b)	3,463	6,297,812
Marriott International Inc./MD, Class A	62,367	14,879,519
Marsh & McLennan Companies Inc.	129,744	29,253,380
Martin Marietta Materials Inc.	16,180	8,477,996
Marvell Technology Inc.	230,887	13,476,874
Masco Corp.	59,294	3,593,809
Mastercard Inc., Class A	215,049	117,859,755
McCormick & Co. Inc./MD, NVS	64,560	4,949,170
Security	Shares	Value
United States (continued)
McDonald's Corp.	187,959	$60,081,094
McKesson Corp.	33,524	23,895,572
Medtronic PLC	335,618	28,446,982
MercadoLibre Inc.(a)	12,066	28,124,036
Merck & Co. Inc.	667,701	56,888,125
Meta Platforms Inc., Class A	575,173	315,769,977
MetLife Inc.	160,457	12,093,644
Mettler-Toledo International Inc.(a)	5,591	5,985,557
MGM Resorts International(a)(b)	61,996	1,950,394
Microchip Technology Inc.	142,063	6,546,263
Micron Technology Inc.	292,926	22,540,656
Microsoft Corp.	1,863,480	736,559,105
MicroStrategy Inc., Class A(a)(b)	60,053	22,826,746
Mid-America Apartment Communities Inc.	30,446	4,860,704
Moderna Inc.(a)	85,825	2,449,446
Molina Healthcare Inc.(a)	15,407	5,038,243
Molson Coors Beverage Co., Class B	50,008	2,876,960
Mondelez International Inc., Class A	351,614	23,955,462
MongoDB Inc., Class A(a)	20,362	3,505,726
Monolithic Power Systems Inc.	12,828	7,608,287
Monster Beverage Corp.(a)	193,153	11,612,358
Moody's Corp.	43,445	19,685,798
Morgan Stanley	321,331	37,088,024
Motorola Solutions Inc.	44,497	19,596,034
MSCI Inc., Class A	20,805	11,341,014
Nasdaq Inc.	115,426	8,796,615
Natera Inc.(a)	32,736	4,940,844
NetApp Inc.	53,868	4,834,653
Netflix Inc.(a)	112,756	127,608,220
Neurocrine Biosciences Inc.(a)	27,837	2,997,767
Newmont Corp.	302,619	15,941,969
News Corp., Class A, NVS	104,120	2,823,734
NextEra Energy Inc.	541,030	36,184,086
Nike Inc., Class B	313,542	17,683,769
NiSource Inc.	111,090	4,344,730
Nordson Corp.	13,114	2,486,021
Norfolk Southern Corp.	59,366	13,300,952
Northern Trust Corp.	51,885	4,876,152
Northrop Grumman Corp.	36,615	17,813,197
NRG Energy Inc.	51,558	5,649,726
Nucor Corp.	62,300	7,436,751
Nutanix Inc., Class A(a)	66,627	4,577,275
Nvidia Corp.	6,462,856	703,934,276
NVR Inc.(a)	797	5,679,223
NXP Semiconductors NV	66,945	12,338,633
O'Reilly Automotive Inc.(a)	15,245	21,574,724
Occidental Petroleum Corp.	171,461	6,757,278
Okta Inc.(a)	43,713	4,902,850
Old Dominion Freight Line Inc.	50,455	7,733,742
Omnicom Group Inc.	53,548	4,078,216
ON Semiconductor Corp.(a)	113,121	4,490,904
ONEOK Inc.	164,301	13,498,970
Oracle Corp.	441,456	62,121,688
Otis Worldwide Corp.	105,821	10,187,388
Owens Corning	23,700	3,446,217
PACCAR Inc.	137,214	12,378,075
Packaging Corp. of America	23,022	4,273,113
Palantir Technologies Inc., Class A(a)	555,233	65,761,797
Palo Alto Networks Inc.(a)	173,477	32,428,056
Parker-Hannifin Corp.	34,160	20,668,850
Paychex Inc.	84,382	12,414,280
Paycom Software Inc.	12,959	2,933,788

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
PayPal Holdings Inc.(a)	257,091	$16,926,871
Pentair PLC	47,891	4,345,150
PepsiCo Inc.	362,207	49,108,025
Pfizer Inc.	1,496,098	36,519,752
PG&E Corp.	566,854	9,364,428
Philip Morris International Inc.	407,733	69,869,127
Phillips 66	111,598	11,612,888
Pinterest Inc., Class A(a)	157,412	3,985,672
PNC Financial Services Group Inc. (The)	104,598	16,807,853
Pool Corp.	10,271	3,010,841
PPG Industries Inc.	60,095	6,541,942
PPL Corp.	195,602	7,139,473
Principal Financial Group Inc.	62,739	4,652,097
Procter & Gamble Co. (The)	619,250	100,671,472
Progressive Corp. (The)	152,993	43,104,248
Prologis Inc.	245,108	25,050,038
Prudential Financial Inc.	94,026	9,657,410
PTC Inc.(a)	31,112	4,821,427
Public Service Enterprise Group Inc.	128,166	10,244,308
Public Storage	41,365	12,427,287
PulteGroup Inc.	57,003	5,847,368
Pure Storage Inc., Class A(a)	84,380	3,827,477
Qualcomm Inc.	293,351	43,550,889
Quanta Services Inc.	38,259	11,198,027
Quest Diagnostics Inc.	29,915	5,331,451
Raymond James Financial Inc.	51,381	7,041,252
Realty Income Corp.(b)	236,321	13,673,533
Reddit Inc., Class A(a)(b)	17,125	1,996,261
Regency Centers Corp.	44,459	3,209,051
Regeneron Pharmaceuticals Inc.	28,781	17,232,912
Regions Financial Corp.	247,433	5,050,108
Reliance Inc.	15,266	4,400,119
Republic Services Inc., Class A	57,824	14,499,368
ResMed Inc.	38,772	9,173,067
Revvity Inc.(b)	34,176	3,193,064
Rivian Automotive Inc., Class A(a)(b)	187,598	2,562,589
Robinhood Markets Inc., Class A(a)	163,092	8,009,448
ROBLOX Corp., Class A(a)	129,601	8,689,747
Rockwell Automation Inc.	29,810	7,383,341
Roku Inc.(a)	33,574	2,289,075
Rollins Inc.	77,692	4,438,544
Roper Technologies Inc.	27,991	15,677,199
Ross Stores Inc.	87,884	12,215,876
Royal Caribbean Cruises Ltd.	66,585	14,309,782
Royalty Pharma PLC, Class A	102,436	3,361,950
RPM International Inc.	33,723	3,599,930
RTX Corp.	349,619	44,097,444
S&P Global Inc.	83,984	41,996,199
Salesforce Inc.	251,947	67,700,678
Samsara Inc., Class A(a)(b)	67,938	2,694,421
SBA Communications Corp., Class A	29,650	7,216,810
Schlumberger NV	372,065	12,371,161
Seagate Technology Holdings PLC	55,552	5,056,899
SEI Investments Co.	28,932	2,265,086
Sempra	167,272	12,423,291
ServiceNow Inc.(a)	54,464	52,013,665
Sherwin-Williams Co. (The)	63,472	22,400,538
Simon Property Group Inc.	87,411	13,756,743
Skyworks Solutions Inc.	42,123	2,707,666
Smurfit WestRock PLC	141,603	5,950,158
Snap Inc., Class A, NVS(a)(b)	276,644	2,202,086
Snap-on Inc.	14,451	4,534,868
Security	Shares	Value
United States (continued)
Snowflake Inc., Class A(a)	79,170	$12,626,823
Solventum Corp.(a)	39,553	2,615,244
Southern Co. (The)	283,067	26,011,027
Southwest Airlines Co.	38,984	1,089,993
Spotify Technology SA(a)	40,302	24,744,622
SS&C Technologies Holdings Inc.	56,712	4,287,427
Stanley Black & Decker Inc.	39,722	2,384,114
Starbucks Corp.	297,939	23,850,017
State Street Corp.	77,448	6,823,169
Steel Dynamics Inc.	40,825	5,295,411
STERIS PLC	25,950	5,832,003
Stryker Corp.	90,459	33,824,429
Sun Communities Inc.	35,391	4,403,702
Super Micro Computer Inc.(a)(b)	138,927	4,426,214
Synchrony Financial	102,864	5,343,785
Synopsys Inc.(a)	40,384	18,536,660
Sysco Corp.	129,540	9,249,156
T-Mobile U.S. Inc.	137,681	34,000,323
T Rowe Price Group Inc.	53,241	4,714,491
Take-Two Interactive Software Inc.(a)	46,446	10,836,781
Targa Resources Corp.	53,477	9,139,219
Target Corp.	121,281	11,727,873
TE Connectivity PLC, NVS	80,158	11,733,528
Teledyne Technologies Inc.(a)	11,989	5,587,234
Teradyne Inc.	42,662	3,165,947
Tesla Inc.(a)(b)	762,108	215,036,393
Texas Instruments Inc.	240,457	38,485,143
Texas Pacific Land Corp.	5,186	6,684,080
Textron Inc.	51,591	3,630,459
The Campbell's Co.	55,811	2,034,869
Thermo Fisher Scientific Inc.	100,326	43,039,854
TJX Companies Inc. (The)	296,465	38,149,116
Toast Inc., Class A(a)	103,657	3,688,116
Tractor Supply Co.	144,989	7,339,343
Trade Desk Inc. (The), Class A(a)	118,730	6,367,490
Tradeweb Markets Inc., Class A	30,688	4,244,150
Trane Technologies PLC	59,802	22,922,705
TransDigm Group Inc.	14,840	20,969,959
TransUnion	52,872	4,386,261
Travelers Companies Inc. (The)	59,678	15,762,750
Trimble Inc.(a)	68,130	4,233,598
Truist Financial Corp.	355,956	13,647,353
Twilio Inc., Class A(a)	41,853	4,047,604
Tyler Technologies Inc.(a)	10,971	5,960,544
Tyson Foods Inc., Class A	72,448	4,436,716
U.S. Bancorp	411,493	16,599,628
Uber Technologies Inc.(a)	500,268	40,526,711
UDR Inc.	84,681	3,546,440
U-Haul Holding Co.	21,163	1,159,732
Ulta Beauty Inc.(a)	12,686	5,019,089
Union Pacific Corp.	158,437	34,168,523
United Airlines Holdings Inc.(a)	19,454	1,338,824
United Parcel Service Inc., Class B	192,737	18,367,836
United Rentals Inc.	17,802	11,241,073
United Therapeutics Corp.(a)(b)	11,303	3,425,826
UnitedHealth Group Inc.	242,899	99,938,365
Universal Health Services Inc., Class B	16,156	2,860,743
Valero Energy Corp.	85,100	9,879,259
Veeva Systems Inc., Class A(a)	40,223	9,399,713
Ventas Inc.	108,522	7,605,222
Veralto Corp.	64,450	6,180,755
VeriSign Inc.(a)	22,623	6,382,401

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Verisk Analytics Inc., Class A	38,094	$11,292,204
Verizon Communications Inc.	1,101,122	48,515,435
Vertex Pharmaceuticals Inc.(a)	68,197	34,746,371
Vertiv Holdings Co., Class A	94,976	8,109,051
Viatris Inc.	302,388	2,546,107
VICI Properties Inc., Class A	266,371	8,529,199
Visa Inc., Class A	454,949	157,184,879
Vistra Corp.	92,002	11,926,219
Vulcan Materials Co.	33,836	8,876,198
W R Berkley Corp.	80,937	5,802,374
Walmart Inc.	1,162,774	113,079,771
Walgreens Boots Alliance Inc.	187,906	2,061,329
Walt Disney Co. (The)	474,743	43,177,876
Warner Bros Discovery Inc.(a)	608,292	5,273,892
Waste Connections Inc.	69,173	13,670,660
Waste Management Inc.	105,259	24,563,240
Waters Corp.(a)	15,444	5,370,342
Watsco Inc.	9,085	4,177,646
WEC Energy Group Inc.	84,188	9,220,270
Wells Fargo & Co.	867,945	61,632,774
Welltower Inc.	163,466	24,943,277
West Pharmaceutical Services Inc.	19,046	4,024,229
Western Digital Corp.(a)	89,024	3,904,593
Westinghouse Air Brake Technologies Corp.	46,930	8,669,848
Westlake Corp.	8,979	829,929
Weyerhaeuser Co.	182,925	4,739,587
Williams Companies Inc. (The)	324,283	18,993,255
Williams-Sonoma Inc.	34,599	5,344,508
Willis Towers Watson PLC	27,509	8,467,270
Workday Inc., Class A(a)	56,644	13,877,780
WP Carey Inc.	61,296	3,827,322
WW Grainger Inc.	11,926	12,215,921
Wynn Resorts Ltd.	27,357	2,197,041
Xcel Energy Inc.	150,265	10,623,735
Xylem Inc./New York	64,480	7,774,354
Yum! Brands Inc.	72,592	10,920,740
Zebra Technologies Corp., Class A(a)	13,232	3,312,234
Zillow Group Inc., Class C (a)	42,542	2,864,353
Zimmer Biomet Holdings Inc.	53,195	5,481,745
Zoetis Inc.	119,788	18,734,843
Zoom Video Communications Inc., Class A(a)	63,218	4,901,924
Zscaler Inc.(a)	26,338	5,956,865
		12,884,346,934
Total Common Stocks — 99.4% (Cost: $14,997,511,089)		20,149,771,706
Preferred Stocks
Brazil — 0.1%
Banco Bradesco SA, Preference Shares, NVS	1,536,053	3,716,203
Cia Energetica de Minas Gerais, Preference Shares, NVS	619,587	1,195,471
Cia Paranaense de Energia - Copel, Preference Shares, NVS	271,393	551,379
Gerdau SA, Preference Shares, NVS	365,868	966,382
Itau Unibanco Holding SA, Preference Shares, NVS	1,421,230	8,910,313
Itausa SA, Preference Shares, NVS	1,555,105	2,932,015
Petroleo Brasileiro SA, Preference Shares, NVS	1,292,578	6,830,553
		25,102,316
Security	Shares	Value
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	37,669	$1,296,887
Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	161,877	1,662,607
Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	17,662	1,425,266
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	29,937	1,504,982
Henkel AG & Co. KGaA, Preference Shares, NVS	43,049	3,343,459
Porsche Automobil Holding SE, Preference Shares, NVS	37,156	1,531,973
Sartorius AG, Preference Shares, NVS	7,089	1,840,266
Volkswagen AG, Preference Shares, NVS	55,725	6,063,457
		15,709,403
South Korea — 0.1%
Hyundai Motor Co.
Preference Shares, NVS	2,147	226,279
Series 2, Preference Shares, NVS	7,519	807,159
Samsung Electronics Co. Ltd., Preference Shares, NVS	222,818	7,355,366
		8,388,804
Total Preferred Stocks — 0.3% (Cost: $52,549,432)		52,160,017
Rights
Portugal — 0.0%
EDP Renovaveis SA, (Expires 05/19/25)(a)	77,222	7,874
South Korea — 0.0%
Samsung SDI Co. Ltd., (Expires 05/29/25, Strike Price KRW 146,200.00)(a)(b)	1,912	46,337
Total Rights — 0.0% (Cost: $7,383)		54,211
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(d)	5,990	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $15,050,067,904)		20,201,985,934
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(f)(g)(h)	88,374,725	88,410,075

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	24,710,000	$24,710,000
Total Short-Term Securities — 0.5% (Cost: $113,059,439)		113,120,075
Total Investments — 100.2% (Cost: $15,163,127,343)		20,315,106,009
Liabilities in Excess of Other Assets — (0.2)%		(46,058,692)
Net Assets — 100.0%		$20,269,047,317

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$132,771,016	$—	$(44,352,267)(a)	$47,039	$(55,713)	$88,410,075	88,374,725	$451,740 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	24,710,000 (a)	—	—	—	24,710,000	24,710,000	952,959	—
BlackRock Inc.	31,631,132	3,155,743	(625,578)	334,446	1,174,111	35,669,854	39,015	559,366	—
				$381,485	$1,118,398	$148,789,929		$1,964,065	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	129	06/20/25	$36,036	$723,078
MSCI EAFE Index	110	06/20/25	13,721	539,039
MSCI Emerging Markets Index	109	06/20/25	6,050	143,684
				$1,405,801

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$13,729,937,384	$6,419,833,772	$550	$20,149,771,706
Preferred Stocks	28,061,810	24,098,207	—	52,160,017
Rights	54,211	—	—	54,211
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	113,120,075	—	—	113,120,075
	$13,871,173,480	$6,443,931,979	$550	$20,315,106,009
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,405,801	$—	$—	$1,405,801

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust